Schedule of Investments (unaudited) March 31, 2020	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 97.2%

Argentina — 0.0%
Banco Macro SA - ADR	2,190	$37,186
Globant SA(a)	1,394	122,505
Grupo Financiero Galicia SA - ADR(b)	4,253	29,984
Telecom Argentina SA - ADR	6,259	57,708
YPF SA, ADR(b)	7,500	31,275

		278,658

Australia — 4.3%
AGL Energy Ltd.	29,297	306,603
Alumina Ltd.	105,749	94,772
AMP Ltd.(a)	204,862	167,299
APA Group(c)	54,780	347,620
Aristocrat Leisure Ltd.	27,117	351,372
ASX Ltd.	9,515	446,641
Aurizon Holdings Ltd.	84,172	218,138
AusNet Services	88,260	92,674
Australia & New Zealand Banking Group Ltd.	131,906	1,383,350
Bendigo & Adelaide Bank Ltd.	31,996	122,924
BHP Group Ltd.	136,679	2,479,536
BHP Group PLC	99,028	1,536,880
BlueScope Steel Ltd.	28,378	148,574
Boral Ltd.	49,450	62,111
Brambles Ltd.	68,357	441,842
Caltex Australia Ltd.	10,712	144,642
Challenger Ltd.	20,283	49,544
CIMIC Group Ltd.	6,446	91,297
Coca-Cola Amatil Ltd.	30,254	163,289
Cochlear Ltd.	2,532	288,575
Coles Group Ltd.	55,757	519,267
Commonwealth Bank of Australia(b)	80,858	3,050,774
Computershare Ltd.	21,967	131,502
Crown Resorts Ltd.	17,839	82,786
CSL Ltd.	20,894	3,787,488
Dexus	50,184	278,099
Flight Centre Travel Group Ltd.(a)(d)	706	4,232
Fortescue Metals Group Ltd.(b)	62,022	380,085
Goodman Group	79,872	585,435
GPT Group	82,225	182,676
Harvey Norman Holdings Ltd.	16,035	29,443
Incitec Pivot Ltd.	66,272	82,205
Insurance Australia Group Ltd.	122,445	461,991
Lendlease Group(c)	22,624	141,848
Macquarie Group Ltd.	15,559	828,640
Magellan Financial Group Ltd.	5,653	149,927
Medibank Pvt Ltd.	161,920	266,279
Mirvac Group	177,414	225,403
National Australia Bank Ltd.	134,113	1,375,715
Newcrest Mining Ltd.	33,031	453,605
Oil Search Ltd.	55,471	80,447
Orica Ltd.	17,936	167,903
Origin Energy Ltd.	90,631	243,546
Qantas Airways Ltd.	30,338	59,026

Security	Shares	Value

Australia (continued)
QBE Insurance Group Ltd.	63,379	$330,141
Ramsay Health Care Ltd.	6,831	240,193
REA Group Ltd.(b)	2,994	140,251
Rio Tinto Ltd.	17,193	885,774
Rio Tinto PLC	51,657	2,368,073
Santos Ltd.	76,966	158,069
Scentre Group	238,120	228,077
SEEK Ltd.	14,013	128,054
Sonic Healthcare Ltd.	18,219	273,828
South32 Ltd.	233,710	257,995
Stockland	120,177	184,798
Suncorp Group Ltd.	58,287	323,683
Sydney Airport(c)	57,722	199,435
Tabcorp Holdings Ltd.	86,499	133,866
Telstra Corp. Ltd.	170,891	320,788
TPG Telecom Ltd.	14,159	60,300
Transurban Group(c)	128,164	954,646
Treasury Wine Estates Ltd.	30,577	189,839
Vicinity Centres	124,997	78,190
Washington H Soul Pattinson & Co. Ltd.	6,150	63,550
Wesfarmers Ltd.	54,185	1,148,190
Westpac Banking Corp.	169,892	1,744,926
WiseTech Global Ltd.	7,407	77,003
Woodside Petroleum Ltd.	43,066	477,880
Woolworths Group Ltd.	59,922	1,303,086
Worley Ltd.	15,561	57,745

		34,834,385

Austria — 0.1%
ANDRITZ AG	2,807	87,942
Erste Group Bank AG	15,004	274,689
OMV AG	7,068	193,429
Raiffeisen Bank International AG	9,388	135,039
Verbund AG	2,859	103,113
voestalpine AG	5,074	102,376

		896,588

Belgium — 0.6%
Ageas	9,417	392,425
Anheuser-Busch InBev SA	35,452	1,565,909
Colruyt SA	2,435	131,996
Galapagos NV(a)	2,147	421,622
Groupe Bruxelles Lambert SA	3,212	252,723
KBC Group NV	12,495	566,963
Proximus SADP	7,301	167,664
Solvay SA	3,386	244,020
Telenet Group Holding NV	1,636	49,127
UCB SA	5,589	478,207
Umicore SA	9,298	320,699

		4,591,355

Brazil — 0.9%
Ambev SA	206,126	472,859
Atacadao SA	19,425	77,123
B2W Cia Digital(a)	7,351	67,906

1

Schedule of Investments (unaudited) (continued) March 31, 2020	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
B3 SA - Brasil Bolsa Balcao	91,901	$634,947
Banco Bradesco SA	56,646	205,060
Banco BTG Pactual SA	8,514	54,465
Banco do Brasil SA	40,649	218,183
Banco Santander Brasil SA	13,412	68,840
BB Seguridade Participacoes SA	29,783	142,435
BR Malls Participacoes SA	45,055	86,536
BRF SA(a)	28,171	81,811
CCR SA	52,990	119,623
Centrais Eletricas Brasileiras SA	17,279	79,343
Cia Brasileira de Distribuicao	7,649	97,657
Cia de Saneamento Basico do Estado de Sao Paulo	13,793	103,817
Cia Siderurgica Nacional SA	38,838	52,172
Cielo SA	56,040	47,885
Cogna Educacao	73,599	56,657
Cosan SA	9,178	94,958
Embraer SA(a)	41,883	76,897
Energisa SA	7,713	56,110
Engie Brasil Energia SA	6,487	48,589
Equatorial Energia SA	36,500	123,631
Hapvida Participacoes e Investimentos SA(e)	11,869	96,851
Hypera SA	19,300	106,192
IRB Brasil Resseguros S/A	30,111	56,095
Klabin SA	50,900	156,635
Localiza Rent a Car SA	30,475	154,249
Lojas Renner SA	38,017	245,540
Magazine Luiza SA	30,008	225,171
Multiplan Empreendimentos Imobiliarios SA	14,550	53,427
Natura & Co. Holding SA	28,677	142,058
Notre Dame Intermedica Participacoes SA	25,117	217,328
Petrobras Distribuidora SA	32,398	96,706
Petroleo Brasileiro SA	162,170	441,309
Porto Seguro SA	4,400	38,038
Raia Drogasil SA	9,656	189,269
Rumo SA(a)	53,100	200,807
Sul America SA	17,856	116,151
Suzano SA	32,977	227,141
TIM Participacoes SA	41,040	98,254
Ultrapar Participacoes SA	46,397	111,883
Vale SA	148,588	1,235,922
WEG SA	38,068	245,943

		7,522,473

Canada — 6.2%
Agnico Eagle Mines Ltd.	11,641	464,713
Air Canada(a)	5,891	65,930
Algonquin Power & Utilities Corp.	17,953	241,746
Alimentation Couche-Tard, Inc., Class B	39,280	925,270
AltaGas Ltd.	16,709	151,382
Atco Ltd., Class I	3,829	106,030

Security	Shares	Value

Canada (continued)
Aurora Cannabis, Inc.(a)(b)	36,707	$32,865
Bank of Montreal	29,169	1,472,855
Bank of Nova Scotia(b)	55,876	2,281,812
Barrick Gold Corp.	83,452	1,533,482
BCE, Inc.	7,099	291,214
BlackBerry Ltd.(a)(b)	22,058	90,439
Bombardier, Inc., Class B(a)	82,198	26,576
Brookfield Asset Management, Inc., Class A	41,293	1,830,354
CAE, Inc.	11,941	150,949
Cameco Corp.	18,780	143,189
Canadian Apartment Properties REIT	4,555	137,851
Canadian Imperial Bank of Commerce	20,667	1,204,217
Canadian National Railway Co.	32,756	2,561,034
Canadian Natural Resources Ltd.	52,204	714,081
Canadian Pacific Railway Ltd.	6,513	1,437,229
Canadian Tire Corp. Ltd., Class A	3,022	182,398
Canadian Utilities Ltd., Class A	5,686	135,918
Canopy Growth Corp.(a)	8,134	118,256
CCL Industries, Inc., Class B	6,846	208,158
Cenovus Energy, Inc.	48,424	97,722
CGI, Inc.(a)	11,239	608,470
CI Financial Corp.	11,467	113,831
Constellation Software, Inc.	912	828,868
Cronos Group, Inc.(a)(b)	7,439	42,235
Dollarama, Inc.	15,961	442,775
Emera, Inc.	12,252	483,185
Empire Co. Ltd., Class A	7,280	142,413
Enbridge, Inc.	92,552	2,695,076
Fairfax Financial Holdings Ltd.	1,310	401,601
First Capital Real Estate Investment Trust	4,826	46,741
Fortis, Inc.	20,748	800,109
Franco-Nevada Corp.	8,949	894,137
George Weston Ltd.	4,143	296,248
Gildan Activewear, Inc.	9,332	118,963
Great-West Lifeco, Inc.	13,282	229,436
H&R Real Estate Investment Trust	5,810	36,867
Husky Energy, Inc.(b)	15,100	37,983
Hydro One Ltd.(e)	14,809	266,652
iA Financial Corp. Inc.	4,361	137,093
IGM Financial, Inc.	4,062	67,397
Imperial Oil Ltd.	11,421	129,118
Intact Financial Corp.	6,423	555,126
Inter Pipeline Ltd.	18,400	110,089
Keyera Corp.	8,699	80,852
Kinross Gold Corp.(a)	53,657	215,421
Kirkland Lake Gold Ltd.	12,917	380,452
Loblaw Cos. Ltd.	8,981	462,994
Magna International, Inc.	13,967	445,717
Manulife Financial Corp.	87,188	1,094,729
Methanex Corp.	3,599	43,808
Metro, Inc.	11,614	469,660

2

Schedule of Investments (unaudited) (continued) March 31, 2020	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
National Bank of Canada	16,086	$621,699
Nutrien Ltd.	27,400	936,697
Onex Corp.	4,171	152,667
Open Text Corp.	11,908	416,395
Parkland Fuel Corp.	7,050	124,288
Pembina Pipeline Corp.	25,186	472,472
Power Corp. of Canada	25,028	402,639
PrairieSky Royalty Ltd.	13,775	72,727
Quebecor, Inc., Class B	11,082	244,980
Restaurant Brands International, Inc.	11,934	480,905
RioCan Real Estate Investment Trust	9,233	105,825
Rogers Communications, Inc., Class B	15,844	661,321
Royal Bank of Canada	65,854	4,079,083
Saputo, Inc.	10,865	261,260
Shaw Communications, Inc., Class B	21,778	353,295
Shopify, Inc., Class A(a)	4,762	1,995,147
SmartCentres Real Estate Investment Trust	4,313	57,740
Stars Group, Inc.(a)	12,365	252,870
Sun Life Financial, Inc.	26,553	854,156
Suncor Energy, Inc.	72,296	1,153,818
TC Energy Corp.	43,029	1,912,502
Teck Resources Ltd., Class B	21,176	160,554
TELUS Corp.	20,836	329,426
Thomson Reuters Corp.	9,448	643,697
Toronto-Dominion Bank	83,146	3,534,872
West Fraser Timber Co. Ltd.	3,334	63,586
Wheaton Precious Metals Corp.	19,205	528,537
WSP Global, Inc.	4,270	242,492

		50,399,366

Chile — 0.2%
Aguas Andinas SA, Class A	76,400	22,494
Antofagasta PLC	18,127	173,121
Banco de Chile	1,960,832	158,305
Banco de Credito e Inversiones SA(a)	2,187	74,101
Banco Santander Chile	3,205,454	123,589
Cencosud SA	73,021	75,940
Cia Cervecerias Unidas SA	4,404	30,204
Colbun SA	466,420	50,680
Empresa Nacional de Telecomunicaciones SA(a)	2,032	8,594
Empresas CMPC SA	65,894	140,811
Empresas COPEC SA(a)	18,259	104,534
Enel Americas SA	1,752,619	214,189
Enersis Chile SA	1,792,039	121,438
Itau CorpBanca	2,375,874	6,160
Latam Airlines Group SA	21,210	54,518
Lundin Mining Corp.	21,717	81,634
SACI Falabella	14,334	31,585

		1,471,897

Security	Shares	Value

China — 11.3%
3SBio, Inc.(a)(e)	95,500	$98,245
51job, Inc. - ADR(a)(b)	1,550	95,154
58.com, Inc. - ADR(a)(b)	4,858	236,682
A-Living Services Co. Ltd., Class H(e)	30,250	145,073
AAC Technologies Holdings, Inc.(b)	29,000	147,886
AECC Aviation Power Co. Ltd., Class A	24,600	72,891
Agile Group Holdings Ltd.	76,000	81,383
Agricultural Bank of China Ltd., Class A	289,800	137,234
Agricultural Bank of China Ltd., Class H	1,119,000	446,777
Aier Eye Hospital Group Co. Ltd., Class A	18,720	102,708
Air China Ltd., Class A	111,198	100,883
Air China Ltd., Class H	62,000	39,578
Alibaba Group Holding Ltd. - ADR(a)	80,245	15,606,048
Alibaba Health Information Technology Ltd.(a)	176,000	289,224
Aluminum Corp. of China Ltd., Class H(a)	164,000	32,211
Anhui Conch Cement Co. Ltd., Class A	17,700	135,528
Anhui Conch Cement Co. Ltd., Class H	59,500	408,742
ANTA Sports Products Ltd.	44,000	319,295
Autohome, Inc. - ADR(a)(b)	3,561	252,902
AviChina Industry & Technology Co. Ltd., Class H	116,000	44,296
BAIC Motor Corp. Ltd., Class H(e)	114,000	44,843
Baidu, Inc. - ADR(a)	13,114	1,321,760
Bank of Beijing Co. Ltd., Class A	100,100	67,883
Bank of China Ltd., Class A	111,600	54,545
Bank of China Ltd., Class H	3,536,000	1,346,027
Bank of Communications Co. Ltd., Class A	130,900	94,912
Bank of Communications Co. Ltd., Class H	333,700	203,244
Bank of Hangzhou Co. Ltd., Class A	70,800	76,427
Bank of Jiangsu Co. Ltd., Class A	79,800	67,313
Bank of Nanjing Co. Ltd., Class A	142,100	144,296
Bank of Ningbo Co. Ltd., Class A	25,600	82,679
Bank of Shanghai Co. Ltd., Class A	76,510	88,328
Baoshan Iron & Steel Co. Ltd., Class A	165,698	113,093
Baozun, Inc., ADR(a)(b)	2,062	57,612
BBMG Corp., Class A	45,700	20,870
BeiGene Ltd., ADR(a)(b)	2,019	248,559
Beijing Capital International Airport Co. Ltd., Class H	100,000	63,466
Beijing Enterprises Holdings Ltd.	21,000	76,639
Beijing Enterprises Water Group Ltd.(a)	232,000	89,944
Best, Inc., ADR(a)	17,987	96,230
BOC Hong Kong Holdings Ltd.	158,500	435,085
BOE Technology Group Co. Ltd., Class A	158,600	81,677
Brilliance China Automotive Holdings Ltd.	148,000	120,519
Budweiser Brewing Co. APAC Ltd.(a)(b)(e)	72,800	187,222
BYD Co. Ltd., Class A	5,900	49,430

3

Schedule of Investments (unaudited) (continued) March 31, 2020	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Byd Co. Ltd., Class H	27,500	$146,717
BYD Electronic International Co. Ltd.	66,000	108,524
CGN Power Co. Ltd., Class H(e)	546,000	124,389
China Aoyuan Group Ltd.	76,000	87,568
China Cinda Asset Management Co. Ltd., Class H	360,000	67,709
China CITIC Bank Corp. Ltd., Class H	448,000	220,310
China Coal Energy Co. Ltd., Class H	250,000	68,763
China Communications Construction Co. Ltd., Class H	239,000	164,733
China Communications Services Corp. Ltd., Class H	138,000	99,229
China Conch Venture Holdings Ltd.	67,500	299,362
China Construction Bank Corp., Class A	83,600	74,364
China Construction Bank Corp., Class H	4,257,000	3,460,287
China East Education Holdings Ltd.(a)(e)	9,500	15,261
China Eastern Airlines Corp. Ltd., Class H(a)	176,000	60,265
China Education Group Holdings Ltd.	58,000	80,266
China Everbright Bank Co. Ltd., Class A	215,300	109,085
China Everbright Bank Co. Ltd., Class H	67,000	25,486
China Everbright International Ltd.	146,629	83,375
China Everbright Ltd.	52,000	76,223
China Evergrande Group	103,000	168,830
China Fortune Land Development Co. Ltd., Class A	35,000	101,869
China Galaxy Securities Co. Ltd., Class H	132,500	63,586
China Gas Holdings Ltd.	96,400	333,344
China Hongqiao Group Ltd.	133,000	56,209
China Huarong Asset Management Co. Ltd., Class H(e)	320,000	40,186
China International Capital Corp. Ltd., Class H(e)	59,200	94,749
China International Travel Service Corp. Ltd., Class A	7,700	72,107
China Jinmao Holdings Group Ltd.	192,000	122,400
China Lesso Group Holdings Ltd.	39,000	50,489
China Life Insurance Co. Ltd., Class A	22,200	81,620
China Life Insurance Co. Ltd., Class H	347,000	670,074
China Literature Ltd.(a)(e)	24,200	95,030
China Longyuan Power Group Corp. Ltd., Class H	126,000	68,772
China Medical System Holdings Ltd.	61,000	65,255
China Mengniu Dairy Co. Ltd.(a)	137,000	472,474
China Merchants Bank Co. Ltd., Class A	65,200	294,201
China Merchants Bank Co. Ltd., Class H	166,578	745,232
China Merchants Port Holdings Co. Ltd.	65,720	74,658
China Merchants Securities Co. Ltd., Class A	46,000	110,250
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	32,997	75,994

Security	Shares	Value

China (continued)
China Minsheng Banking Corp. Ltd., Class A	159,000	$127,432
China Minsheng Banking Corp. Ltd., Class H	332,680	246,065
China Mobile Ltd.	286,500	2,147,111
China Molybdenum Co. Ltd., Class H	213,000	58,553
China National Building Material Co. Ltd., Class H	218,000	234,199
China National Nuclear Power Co. Ltd., Class A	102,500	63,238
China Oilfield Services Ltd., Class H	64,000	48,859
China Overseas Land & Investment Ltd.	188,000	576,395
China Pacific Insurance Group Co. Ltd., Class A	15,500	61,028
China Pacific Insurance Group Co. Ltd., Class H	128,800	385,657
China Petroleum & Chemical Corp., Class A	90,900	56,474
China Petroleum & Chemical Corp., Class H	1,044,400	510,301
China Power International Development Ltd.	483,000	89,377
China Railway Construction Corp. Ltd., Class A	81,100	110,972
China Railway Construction Corp. Ltd., Class H	67,000	74,074
China Railway Group Ltd., Class H	230,000	121,662
China Resources Beer Holdings Co. Ltd.	80,000	362,643
China Resources Cement Holdings Ltd.	122,000	143,329
China Resources Gas Group Ltd.	48,000	240,876
China Resources Land Ltd.	153,111	624,921
China Resources Pharmaceutical Group Ltd.(e)	69,500	41,497
China Resources Power Holdings Co. Ltd.	118,000	129,415
China Shenhua Energy Co. Ltd., Class A	31,800	72,159
China Shenhua Energy Co. Ltd., Class H	140,000	264,525
China Shipbuilding Industry Co. Ltd., Class A	99,699	58,609
China Southern Airlines Co. Ltd., Class H	120,000	50,854
China State Construction Engineering Corp. Ltd., Class A	105,700	77,716
China State Construction International Holdings Ltd.(b)	70,000	51,336
China Taiping Insurance Holdings Co. Ltd.	72,672	117,622
China Telecom Corp. Ltd., Class H	612,000	185,427
China Tower Corp. Ltd., Class H(e)	1,886,000	419,070
China Traditional Chinese Medicine Holdings Co. Ltd.	178,000	80,299
China Unicom Hong Kong Ltd.	288,000	167,976

4

Schedule of Investments (unaudited) (continued) March 31, 2020	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China United Network Communications Ltd., Class A	118,200	$86,077
China Vanke Co. Ltd., Class A	21,601	77,294
China Vanke Co. Ltd., Class H	81,800	266,411
China Yangtze Power Co. Ltd., Class A	90,600	220,294
Chongqing Rural Commercial Bank Co. Ltd., Class H	122,000	49,693
CIFI Holdings Group Co. Ltd.	170,000	120,520
CITIC Ltd.	315,000	326,463
CITIC Securities Co. Ltd., Class A	32,100	99,528
CITIC Securities Co. Ltd., Class H(b)	103,000	186,774
CNOOC Ltd.	791,000	821,987
Contemporary Amperex Technology Co. Ltd., Class A	5,000	84,303
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	28,000	14,826
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	40,598	23,243
COSCO SHIPPING Ports Ltd.	134,000	64,168
Country Garden Holdings Co. Ltd.	341,270	407,994
Country Garden Services Holdings Co. Ltd.	67,000	269,594
CRRC Corp. Ltd., Class A	99,799	91,280
CRRC Corp. Ltd., Class H	222,350	112,046
CSC Financial Co. Ltd., Class A	18,600	80,571
CSPC Pharmaceutical Group Ltd.	220,000	432,759
Dali Foods Group Co. Ltd.(e)	175,500	121,714
Daqin Railway Co. Ltd., Class A	125,000	119,272
Dongfeng Motor Group Co. Ltd., Class H	138,000	89,853
East Money Information Co. Ltd., Class A	15,900	35,668
ENN Energy Holdings Ltd.	34,200	331,304
Far East Horizon Ltd.	141,000	112,857
Focus Media Information Technology Co. Ltd., Class A	124,100	76,483
Foshan Haitian Flavouring & Food Co. Ltd., Class A	6,300	110,590
Fosun International Ltd.	131,500	150,963
Fuyao Glass Industry Group Co. Ltd., Class A	31,200	83,789
GD Power Development Co. Ltd., Class A	234,500	66,774
GDS Holdings Ltd. - ADR(a)(b)	2,591	150,200
Geely Automobile Holdings Ltd.	228,000	330,879
Genscript Biotech Corp.(a)	36,000	57,622
GF Securities Co. Ltd., Class H	93,600	99,462
Gigadevice Semiconductor Beijing, Inc., Class A	500	16,879
GOME Retail Holdings Ltd.(a)(b)	627,000	57,640
Great Wall Motor Co. Ltd., Class H	157,500	99,876
Gree Electric Appliances, Inc. of Zhuhai, Class A(a)	11,300	82,285
Greenland Holdings Corp. Ltd., Class A	23,999	18,165
Greentown Service Group Co. Ltd.	94,000	113,077

Security	Shares	Value

China (continued)
Guangdong Investment Ltd.	122,000	$234,124
Guangzhou Automobile Group Co. Ltd., Class H(b)	134,400	133,689
Guangzhou R&F Properties Co. Ltd., Class H	34,400	44,246
Guotai Junan Securities Co. Ltd., Class A	55,544	126,374
Haidilao International Holding Ltd.(b)(e)	20,000	77,116
Haier Smart Home Co. Ltd., Class A	41,800	84,060
Haitian International Holdings Ltd.	7,000	12,984
Haitong Securities Co. Ltd., Class A	100,400	180,463
Haitong Securities Co. Ltd., Class H	144,400	131,165
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	34,899	135,480
Hansoh Pharmaceutical Group Co. Ltd.(a)(e)	36,000	120,293
Hengan International Group Co. Ltd.	28,000	209,137
Hithink RoyalFlush Information Network Co. Ltd., Class A	4,600	69,327
Hua Hong Semiconductor Ltd.(e)	5,000	8,990
Huadian Power International Corp. Ltd., Class H	208,000	61,617
Huaneng Power International, Inc., Class H	192,000	71,598
Huatai Securities Co. Ltd., Class A	31,600	76,209
Huatai Securities Co. Ltd., Class H(e)	68,800	101,477
Huaxia Bank Co. Ltd., Class A	132,899	120,634
Huayu Automotive Systems Co. Ltd., Class A	8,300	24,943
Huazhu Group Ltd., ADR	6,229	178,959
HUYA, Inc., ADR(a)	376	6,373
Iflytek Co. Ltd., Class A	19,900	95,111
Industrial & Commercial Bank of China Ltd., Class A	231,800	167,639
Industrial & Commercial Bank of China Ltd., Class H	2,971,000	2,026,753
Industrial Bank Co. Ltd., Class A	73,700	164,150
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	710,900	114,475
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	19,400	81,053
Inner Mongolia Yitai Coal Co. Ltd., Class B	105,600	68,444
Innovent Biologics, Inc.(a)(e)	41,500	173,165
iQIYI, Inc., ADR(a)(b)	6,171	109,844
JD.com, Inc. - ADR(a)(b)	35,048	1,419,444
Jiangsu Expressway Co. Ltd., Class H	26,000	28,898
Jiangsu Hengrui Medicine Co. Ltd., Class A	14,800	189,948
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	5,200	61,003
Jiangxi Copper Co. Ltd., Class H	36,000	33,034
Jiangxi Zhengbang Technology Co. Ltd.	28,700	76,433
JOYY, Inc., ADR(a)(b)	2,186	116,426

5

Schedule of Investments (unaudited) (continued) March 31, 2020	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Kaisa Group Holdings Ltd.(b)	221,000	$80,589
Kingboard Holdings Ltd.	35,000	81,138
Kingdee International Software Group Co. Ltd.(b)	100,000	131,534
Kingsoft Corp. Ltd.(a)	49,000	157,507
Kunlun Energy Co. Ltd.	134,000	77,440
Kweichow Moutai Co. Ltd., Class A	3,716	577,405
KWG Group Holdings Ltd.(a)	74,000	103,688
Lenovo Group Ltd.	322,000	170,577
Li Ning Co. Ltd.	98,500	283,373
Lingyi iTech Guangdong Co., Class A(a)	400	457
Logan Property Holdings Co. Ltd.	72,000	109,525
Longfor Group Holdings Ltd.(e)	74,500	358,561
LONGi Green Energy Technology Co. Ltd., Class A	21,300	73,887
Luckin Coffee, Inc., ADR(a)(b)	3,811	103,621
Luxshare Precision Industry Co. Ltd., Class A	24,100	127,774
Luye Pharma Group Ltd.(b)(e)	111,000	53,485
Luzhou Laojiao Co. Ltd., Class A	11,300	116,209
Mango Excellent Media Co. Ltd.(a)	11,800	71,798
Meituan Dianping, Class B(a)	50,000	596,062
Melco Resorts & Entertainment Ltd. - ADR(b)	11,155	138,322
Metallurgical Corp. of China Ltd., Class A	330,500	120,605
Momo, Inc., ADR(b)	7,937	172,154
Muyuan Foodstuff Co. Ltd., Class A	6,700	114,346
Nanjing Securities Co. Ltd., Class A	33,000	71,969
NARI Technology Co. Ltd., Class A	35,700	97,978
NAURA Technology Group Co. Ltd., Class A	4,400	71,336
NetEase, Inc. - ADR	3,460	1,110,522
New China Life Insurance Co. Ltd., Class H(b)	43,200	133,020
New Hope Liuhe Co. Ltd., Class A	12,700	55,552
New Oriental Education & Technology Group, Inc. - ADR(a)(b)	6,612	715,683
Nexteer Automotive Group Ltd.	81,000	40,182
NIO, Inc., ADR(a)(b)	52,533	146,042
Noah Holdings Ltd., ADR(a)(b)	1,707	44,143
People’s Insurance Co. Group of China Ltd., Class H	381,000	124,799
PetroChina Co. Ltd., Class H	818,000	296,476
PICC Property & Casualty Co. Ltd., Class H	320,298	306,711
Pinduoduo, Inc., ADR(a)(b)	7,875	283,736
Ping An Bank Co. Ltd., Class A	47,100	84,244
Ping An Healthcare and Technology Co. Ltd.(a)(b)(e)	16,800	154,692
Ping An Insurance Group Co. of China Ltd., Class A	35,100	339,638

Security	Shares	Value

China (continued)
Ping An Insurance Group Co. of China Ltd., Class H	254,500	$2,485,512
Poly Developments and Holdings Group Co. Ltd., Class A	43,000	89,468
Postal Savings Bank of China Co. Ltd., Class H(e)	453,000	275,804
Prosus NV(a)	23,140	1,611,657
SAIC Motor Corp. Ltd., Class A	30,300	86,857
Sanan Optoelectronics Co. Ltd., Class A	26,600	70,795
Sangfor Technologies, Inc., Class A	200	4,433
Sany Heavy Industry Co. Ltd., Class A	32,700	78,509
Seazen Group Ltd.(a)	108,000	96,254
Semiconductor Manufacturing International Corp.(a)(b)	137,100	215,335
Shaanxi Coal Industry Co. Ltd., Class A	97,600	101,714
Shandong Gold Mining Co. Ltd., Class A(a)	20,860	100,238
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	132,000	165,707
Shanghai Electric Group Co. Ltd., Class H	104,000	27,318
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	28,962	132,766
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	21,500	69,714
Shanghai Industrial Holdings Ltd.	15,000	22,468
Shanghai International Airport Co. Ltd., Class A	11,200	95,181
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	60,800	48,748
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	62,000	104,616
Shanghai Pudong Development Bank Co. Ltd., Class A	94,987	135,192
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	7,700	97,404
Shengyi Technology Co. Ltd., Class A	17,700	64,993
Shenwan Hongyuan Group Co. Ltd., Class A	127,900	78,879
Shenzhen Expressway Co., Ltd., Class H	24,000	24,264
Shenzhen Goodix Technology Co. Ltd., Class A	2,100	76,266
Shenzhen International Holdings Ltd.	40,500	73,451
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	4,700	170,966
Shenzhou International Group Holdings Ltd.(b)	35,000	367,152
Shimao Property Holdings Ltd.	51,000	176,747
SINA Corp.(a)(b)	2,721	86,637
Sino-Ocean Group Holding Ltd.	137,000	34,692
Sinopec Engineering Group Co. Ltd., Class H	105,500	43,914
Sinopec Shanghai Petrochemical Co. Ltd., Class H	123,000	30,331

6

Schedule of Investments (unaudited) (continued) March 31, 2020	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Sinopharm Group Co. Ltd., Class H	50,000	$110,785
Sinotruk Hong Kong Ltd.	49,500	81,310
SOHO China Ltd.	195,000	99,627
Sunac China Holdings Ltd.	109,000	497,124
Suning.com Co. Ltd., Class A	59,200	74,759
Sunny Optical Technology Group Co. Ltd.	35,300	466,943
TAL Education Group - ADR(a)	18,954	1,009,490
Tencent Holdings Ltd.	264,500	13,073,599
Tencent Music Entertainment Group, ADR(a)(b)	5,966	60,018
Tingyi Cayman Islands Holding Corp.	88,000	143,073
Topsports International Holdings Ltd.(e)	81,000	83,954
TravelSky Technology Ltd.,Class H	59,000	103,264
Trip.com Group Ltd., ADR(a)(b)	20,847	488,862
Tsingtao Brewery Co. Ltd., Class H	26,000	131,423
Uni-President China Holdings Ltd.	82,000	79,252
Unisplendour Corp. Ltd., Class A	14,400	70,751
Vipshop Holdings Ltd. - ADR(a)(b)	19,409	302,392
Wanhua Chemical Group Co. Ltd., Class A	14,700	84,679
Want Want China Holdings Ltd.	192,000	138,454
Weibo Corp. - ADR(a)(b)	2,003	66,319
Weichai Power Co. Ltd., Class H	96,800	154,192
Wens Foodstuffs Group Co. Ltd., Class A	16,800	75,956
Will Semiconductor Ltd., Class A	400	8,652
Wingtech Technology Co. Ltd., Class A(a)	4,238	60,226
Wuchan Zhongda Group Co. Ltd., Class A	25,699	17,200
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	14,800	67,540
Wuliangye Yibin Co. Ltd., Class A	9,600	154,401
WuXi AppTec Co. Ltd., Class A	7,700	97,048
WuXi AppTec Co. Ltd., Class H(e)	8,420	102,352
Wuxi Biologics Cayman, Inc.(a)(e)	35,000	446,839
Xiaomi Corp., Class B(a)(b)(e)	469,200	622,997
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	69,600	60,010
Xinyi Solar Holdings Ltd.	164,000	90,987
Yangzijiang Shipbuilding Holdings Ltd.	94,000	54,543
Yanzhou Coal Mining Co. Ltd., Class H(b)	108,000	83,663
Yihai International Holding Ltd.(a)	23,000	173,247
Yonghui Superstores Co. Ltd., Class A	27,898	40,007
Yonyou Network Technology Co. Ltd., Class A	6,000	33,791
Yum China Holdings, Inc.(b)	16,777	715,204
Yunnan Baiyao Group Co. Ltd., Class A	8,900	106,628
Zai Lab Ltd., ADR(a)(b)	2,005	103,217
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,599	27,779

Security	Shares	Value

China (continued)
Zhaojin Mining Industry Co. Ltd., Class H	69,000	$69,340
Zhejiang Chint Electrics Co. Ltd., Class A(a)	25,000	82,631
Zhejiang Expressway Co. Ltd., Class H	54,000	37,320
Zhenro Properties Group Ltd.	57,000	35,596
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(e)	23,500	76,431
Zhongsheng Group Holdings Ltd.	30,000	104,105
Zhuzhou CRRC Times Electric Co. Ltd., Class H	28,400	84,130
Zijin Mining Group Co. Ltd., Class A	158,200	81,293
Zijin Mining Group Co. Ltd., Class H	218,000	81,653
ZTE Corp., Class H(a)	14,400	43,952
ZTO Express Cayman, Inc., - ADR(a)(b)	12,918	342,069

		91,292,353

Colombia — 0.1%
Bancolombia SA	7,812	46,349
Ecopetrol SA	242,372	113,370
Grupo Argos SA	6,618	20,072
Grupo de Inversiones Suramericana SA	15,087	74,358
Interconexion Electrica SA	24,518	93,436
Millicom International Cellular SA, SDR	4,663	129,555

		477,140

Czech Republic — 0.0%
CEZ AS	5,115	83,443
Komercni Banka AS	3,800	71,642
Moneta Money Bank AS(e)	25,594	52,712

		207,797

Denmark — 1.4%
AP Moeller - Maersk A/S, Class B	351	311,114
AP Moeller - Maersk A/S, Class A	139	114,164
Carlsberg A/S, Class B	5,307	597,461
Chr Hansen Holding A/S	4,780	352,729
Coloplast A/S, Class B	5,794	840,282
Danske Bank A/S	33,905	377,342
Demant A/S(a)	6,675	145,338
DSV Panalpina AS	10,187	926,294
Genmab A/S(a)	3,029	608,431
H Lundbeck A/S	4,294	126,082
ISS A/S	6,402	87,583
Novo Nordisk A/S, Class B	81,622	4,874,143
Novozymes A/S, Class B	9,440	423,448
Orsted A/S(e)	8,554	837,416
Pandora A/S(b)	4,563	146,614
Tryg A/S	6,991	170,159

7

Schedule of Investments (unaudited) (continued) March 31, 2020	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Denmark (continued)
Vestas Wind Systems A/S	8,946	$727,897

		11,666,497

Egypt — 0.0%
Commercial International Bank Egypt SAE	50,357	186,754

Finland — 0.8%
Elisa OYJ	6,381	393,857
Fortum OYJ	21,500	312,761
Kone OYJ, Class B	16,423	919,699
Metso OYJ	5,754	135,597
Neste OYJ	20,856	693,411
Nokia OYJ(a)	263,952	812,934
Nokian Renkaat OYJ	5,359	127,962
Nordea Bank Abp	157,897	888,235
Orion OYJ, Class B	5,829	237,218
Sampo OYJ, Class A	20,978	605,190
Stora Enso OYJ, Class R	24,213	242,102
UPM-Kymmene OYJ	23,164	631,611
Wartsila OYJ Abp	20,628	150,635

		6,151,212

France — 6.7%
Accor SA	7,070	189,943
Aeroports de Paris	1,364	131,771
Air Liquide SA	21,286	2,717,103
Airbus SE	26,931	1,736,560
Alstom SA	8,599	355,071
Amundi SA(e)	2,561	148,178
Arkema SA	2,951	201,478
Atos SE	4,159	277,094
AXA SA	90,440	1,531,324
BioMerieux	1,981	224,266
BNP Paribas SA	51,857	1,513,976
Bollore SA	36,855	100,158
Bouygues SA	8,987	260,813
Bureau Veritas SA	14,829	279,510
Capgemini SE	6,959	581,510
Carrefour SA	28,356	449,564
Casino Guichard-Perrachon SA(a)(b)	2,868	109,759
Cie de Saint-Gobain	23,874	572,867
Cie Generale des Etablissements Michelin SCA	7,643	669,410
CNP Assurances	7,565	73,249
Covivio	2,326	130,630
Credit Agricole SA	52,326	370,253
Danone SA	28,544	1,826,764
Dassault Aviation SA	127	104,291
Dassault Systemes SE	6,318	922,371
Edenred	11,567	480,024
Eiffage SA	3,691	262,000
Electricite de France SA	34,200	267,427
Engie SA(a)	86,321	883,966
EssilorLuxottica SA	13,313	1,409,509

Security	Shares	Value

France (continued)
Eurazeo SE	2,062	$92,521
Eutelsat Communications SA	6,175	64,190
Faurecia SE	3,630	106,292
Gecina SA	2,235	294,103
Getlink SE	17,390	210,326
Hermes International	1,365	928,760
ICADE	1,426	111,924
Iliad SA	771	103,880
Ingenico Group SA	2,934	306,689
Ipsen SA	1,966	100,777
JCDecaux SA	5,899	104,872
Kering SA	3,526	1,838,501
Klepierre SA(b)	10,557	201,233
L’Oreal SA	11,526	2,983,051
Legrand SA	12,821	817,748
LVMH Moet Hennessy Louis Vuitton SE	12,645	4,637,567
Natixis SA	41,329	131,601
Orange SA	93,849	1,136,272
Pernod Ricard SA	9,425	1,337,748
Peugeot SA	27,622	359,618
Publicis Groupe SA	10,028	286,589
Remy Cointreau SA(b)	958	104,411
Renault SA	9,369	178,055
Safran SA	15,325	1,357,750
Sanofi	52,038	4,505,179
Sartorius Stedim Biotech	1,419	283,167
Schneider Electric SE	26,034	2,200,468
SCOR SE	8,239	181,268
SEB SA	1,060	131,287
Societe Generale SA	39,306	643,916
Sodexo SA	4,102	275,471
Suez	12,713	129,156
Teleperformance	2,820	584,069
Thales SA	4,654	385,424
TOTAL SA	107,935	4,066,859
UbiSoft Entertainment SA(a)	4,631	338,484
Unibail-Rodamco-Westfield	5,899	338,169
Valeo SA	13,742	223,661
Veolia Environnement SA	24,002	506,943
Vinci SA	23,468	1,917,553
Vivendi SA	37,731	797,761
Wendel SA	1,358	107,762
Worldline SA(a)(e)	5,890	347,635

		54,539,549

Germany — 5.0%
adidas AG	8,326	1,848,599
Allianz SE, Registered Shares	19,041	3,242,633
Aroundtown SA	57,340	287,013
BASF SE	42,495	1,986,298
Bayer AG, Registered Shares	45,158	2,587,483
Bayerische Motoren Werke AG	15,445	788,455
Beiersdorf AG	4,351	438,105
Brenntag AG	6,771	246,005

8

Schedule of Investments (unaudited) (continued) March 31, 2020	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Carl Zeiss Meditec AG, Bearer Shares	2,297	$218,721
Commerzbank AG	42,982	153,009
Continental AG	5,218	372,034
Covestro AG(e)	8,522	258,627
Daimler AG, Registered Shares	42,427	1,267,047
Delivery Hero SE(a)(e)	5,824	428,204
Deutsche Bank AG, Registered Shares(a)	86,896	552,405
Deutsche Boerse AG	9,081	1,247,583
Deutsche Lufthansa AG, Registered Shares	15,949	149,173
Deutsche Post AG, Registered Shares	46,874	1,256,626
Deutsche Telekom AG, Registered Shares	152,872	1,974,406
Deutsche Wohnen SE, Bearer Shares	17,733	672,057
E.ON SE	107,607	1,103,797
Evonik Industries AG	10,596	221,279
Fraport AG Frankfurt Airport Services Worldwide	1,267	51,003
Fresenius Medical Care AG & Co. KGaA	10,031	654,783
Fresenius SE & Co. KGaA	19,390	721,941
GEA Group AG	8,213	169,662
Hannover Rueck SE	2,781	392,693
HeidelbergCement AG	6,401	273,470
Henkel AG & Co. KGaA	5,360	393,734
Hochtief AG	1,191	78,201
Infineon Technologies AG	58,895	850,193
KION Group AG	3,141	135,182
Knorr-Bremse AG	2,374	208,712
LANXESS AG	3,663	145,802
Merck KGaA	6,324	638,484
METRO AG	5,734	48,837
MTU Aero Engines AG	2,395	346,309
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	6,600	1,327,063
Puma SE	4,318	253,704
RWE AG	26,408	690,611
SAP SE	45,307	5,058,432
Siemens AG, Registered Shares	34,991	2,929,972
Siemens Healthineers AG(e)	6,578	254,283
Symrise AG	6,068	561,343
Telefonica Deutschland Holding AG	31,438	77,184
Thyssenkrupp AG(a)	21,457	113,018
TUI AG(b)	20,400	89,292
Uniper SE	9,623	236,372
United Internet AG, Registered Shares	4,660	135,503
Volkswagen AG	1,895	248,619
Vonovia SE	23,057	1,146,935
Wirecard AG(b)	5,172	582,730
Zalando SE(a)(e)	5,273	198,740

		40,312,366

Greece — 0.1%
Alpha Bank AE(a)	69,105	51,153

Security	Shares	Value

Greece (continued)
Eurobank Ergasias Services and Holdings SA(a)	107,023	$44,779
FF Group(a)(d)	205	2
Hellenic Telecommunications Organization SA	12,770	154,370
JUMBO SA	4,656	62,503
Motor Oil Hellas Corinth Refineries SA	3,560	43,452
National Bank of Greece SA(a)	32,926	43,441
OPAP SA	10,676	80,436

		480,136

Hong Kong — 2.3%
AIA Group Ltd.	564,800	5,057,577
Alibaba Pictures Group Ltd.(a)	480,000	61,293
ASM Pacific Technology Ltd.	12,700	117,759
Bank of East Asia Ltd.(b)	59,000	126,084
Bosideng International Holdings Ltd.	258,000	59,926
China Common Rich Renewable Energy Investments Ltd.(a)(d)	11,997	—
CK Asset Holdings Ltd.	121,008	656,552
CK Hutchison Holdings Ltd.	122,008	813,202
CK Infrastructure Holdings Ltd.	26,000	137,641
CLP Holdings Ltd.	81,000	741,960
Dairy Farm International Holdings Ltd.(b)	13,100	60,253
Haier Electronics Group Co. Ltd.	48,000	126,713
Hang Lung Properties Ltd.	113,000	227,869
Hang Seng Bank Ltd.(b)	34,900	594,601
Henderson Land Development Co. Ltd.	66,800	252,830
HK Electric Investments & HK Electric Investments Ltd.(c)	96,500	92,647
HKT Trust & HKT Ltd.(c)	185,900	252,833
Hong Kong & China Gas Co. Ltd.	478,619	783,705
Hong Kong Exchanges & Clearing Ltd.	53,700	1,608,814
Hongkong Land Holdings Ltd.	51,500	192,680
HUISHAN DAIRY(d)	109,840	—
Hutchison China MediTech, Ltd., ADR(a)(b)	3,003	53,604
Jardine Matheson Holdings Ltd.	10,400	523,452
Jardine Strategic Holdings Ltd.(b)	8,900	198,903
Kerry Properties Ltd.	27,500	71,912
Kingboard Laminates Holdings Ltd.	42,500	38,887
Lee & Man Paper Manufacturing Ltd.	120,000	71,976
Link REIT	98,000	825,990
MTR Corp. Ltd.	66,000	339,480
New World Development Co. Ltd.	280,666	299,267
Nine Dragons Paper Holdings Ltd.(b)	118,000	106,910
NWS Holdings Ltd.	52,186	53,182
PCCW Ltd.	135,000	74,029
Power Assets Holdings Ltd.	71,500	424,155
Sino Biopharmaceutical Ltd.	304,500	397,395
Sino Land Co. Ltd.	130,800	164,620
SSY Group Ltd.	104,000	80,582
Sun Art Retail Group Ltd.	110,000	161,825

9

Schedule of Investments (unaudited) (continued) March 31, 2020	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Sun Hung Kai Properties Ltd.	74,500	$974,015
Swire Pacific Ltd., Class A	21,000	133,680
Swire Properties Ltd.	39,800	111,191
Techtronic Industries Co. Ltd.	61,000	387,344
Vitasoy International Holdings Ltd.(b)	30,000	90,282
WH Group Ltd.(e)	460,000	424,584
Wharf Holdings Ltd.	61,000	107,210
Wharf Real Estate Investment Co. Ltd.(b)	48,000	195,789
Wheelock & Co. Ltd.	34,000	230,382
Yue Yuen Industrial Holdings Ltd.	28,000	42,787

		18,548,372

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	16,294	95,611
OTP Bank Nyrt	11,130	319,256
Richter Gedeon Nyrt	8,007	151,004

		565,871

India — 2.1%
Adani Ports & Special Economic Zone Ltd.	27,638	91,849
Ambuja Cements Ltd.	26,422	54,318
Ashok Leyland Ltd.	63,339	35,899
Asian Paints Ltd.	12,070	265,874
Aurobindo Pharma Ltd.	13,516	72,935
Avenue Supermarts, Ltd.(a)(e)	5,577	161,290
Axis Bank Ltd.	93,214	466,040
Bajaj Auto Ltd.	3,300	87,982
Bajaj Finance Ltd.	7,937	231,975
Bajaj Finserv Ltd.	1,518	91,793
Bandhan Bank Ltd.(e)	15,438	41,449
Berger Paints India Ltd.	8,379	54,964
Bharat Forge Ltd.	11,954	36,893
Bharat Petroleum Corp. Ltd.	35,066	146,752
Bharti Airtel Ltd.(a)	120,999	705,197
Bharti Infratel Ltd.	40,033	84,669
Bosch Ltd.	292	36,318
Britannia Industries, Ltd.	2,511	88,807
Cipla Ltd.	13,384	74,360
Coal India Ltd.	75,541	138,813
Colgate-Palmolive India Ltd.	5,077	83,765
Container Corp. Of India Ltd.	7,502	32,815
Dabur India Ltd.	20,426	121,322
Divi’s Laboratories Ltd.	3,485	90,922
DLF Ltd.	33,599	60,815
Dr. Reddy’s Laboratories Ltd.	1,007	40,998
Dr. Reddy’s Laboratories Ltd. - ADR(b)	4,517	182,171
Eicher Motors Ltd.	644	110,939
GAIL India Ltd.	43,712	43,883
Godrej Consumer Products Ltd.	13,857	94,810
Grasim Industries Ltd.	15,713	98,286
Havells India Ltd.	8,781	55,744
HCL Technologies Ltd.	47,269	272,664

Security	Shares	Value

India (continued)
HDFC Asset Management Co. Ltd.(e)	2,674	$74,422
HDFC Standard Life Insurance Co. Ltd.(a)(e)	20,635	119,663
Hero MotoCorp Ltd.	4,266	89,957
Hindalco Industries Ltd.	38,640	48,679
Hindustan Petroleum Corp. Ltd.	25,339	63,535
Hindustan Unilever Ltd.	30,981	939,561
Housing Development Finance Corp. Ltd.	76,777	1,657,181
ICICI Bank Ltd.	174,365	758,746
ICICI Bank Ltd. - ADR(b)	22,806	193,851
ICICI Lombard General Insurance Co. Ltd.(e)	5,224	74,630
ICICI Prudential Life Insurance Co. Ltd.(e)	12,623	58,999
Indian Oil Corp. Ltd.	94,789	101,981
Info Edge India Ltd.	4,063	109,462
Infosys Ltd.	72,049	596,924
Infosys Ltd. - ADR(b)	97,713	802,224
InterGlobe Aviation Ltd.(e)	5,982	84,681
ITC Ltd.	167,563	377,848
JSW Steel Ltd.	32,800	63,030
Larsen & Toubro Ltd.	5,195	55,389
Larsen & Toubro Ltd. - GDR	18,237	197,993
LIC Housing Finance Ltd.	17,978	55,664
Lupin Ltd.	11,830	91,938
Mahindra & Mahindra Financial Services Ltd.	10,804	20,993
Mahindra & Mahindra Ltd.	3,897	14,551
Mahindra & Mahindra Ltd., - GDR	27,036	104,019
Marico Ltd.	22,064	79,860
Maruti Suzuki India Ltd.	4,414	248,973
Motherson Sumi Systems Ltd.	67,315	53,792
Nestle India Ltd.	941	203,458
NTPC Ltd.	90,270	100,403
Oil & Natural Gas Corp. Ltd.	152,249	136,315
Page Industries Ltd.	266	59,498
Petronet LNG Ltd.	23,885	63,062
Pidilite Industries Ltd.	5,574	99,874
Piramal Enterprises Ltd.	4,721	58,141
Power Grid Corp. of India Ltd.	92,096	193,461
REC Ltd.	38,827	45,451
Reliance Industries Ltd.	23,096	336,791
Reliance Industries Ltd., - GDR(e)	54,998	1,684,451
SBI Life Insurance Co. Ltd.(e)	13,484	114,276
Shree Cement Ltd.	325	74,851
Shriram Transport Finance Co. Ltd.	5,718	49,983
Siemens Ltd.	4,979	73,287
State Bank of India(a)	27,343	71,027
State Bank of India - GDR(a)	5,712	144,718
Sun Pharmaceutical Industries Ltd.	43,350	200,227
Tata Consultancy Services Ltd.	43,535	1,047,324
Tata Motors Ltd.(a)	52,939	49,153
Tata Motors Ltd. - ADR(a)(b)	6,008	28,358

10

Schedule of Investments (unaudited) (continued) March 31, 2020	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Tata Power Co. Ltd.	42,988	$18,604
Tata Steel Ltd.	11,672	41,362
Tech Mahindra Ltd.	17,463	130,081
Titan Co. Ltd.	17,275	212,771
UltraTech Cement Ltd.	4,530	193,838
United Spirits Ltd.(a)	18,510	118,620
UPL Ltd.	26,481	114,030
Vedanta Ltd.	79,815	67,674
Wipro Ltd.	55,345	143,976
Wipro Ltd. - ADR(b)	13,184	40,870
Zee Entertainment Enterprises Ltd.	47,752	77,711

		17,389,503

Indonesia — 0.4%
Ace Hardware Indonesia Tbk PT	253,400	20,160
Adaro Energy Tbk PT	1,086,700	64,933
Astra International Tbk PT	965,400	229,524
Bank Central Asia Tbk PT	440,100	741,532
Bank Mandiri Persero Tbk PT	892,400	253,720
Bank Negara Indonesia Persero Tbk PT	405,600	94,597
Bank Rakyat Indonesia Persero Tbk PT	2,468,300	452,699
Bank Tabungan Negara Persero Tbk PT	473,000	24,189
Barito Pacific Tbk PT(a)	2,897,300	126,967
Bumi Serpong Damai Tbk PT(a)	384,500	15,651
Charoen Pokphand Indonesia Tbk PT	271,200	81,606
Gudang Garam Tbk PT	22,300	56,029
Hanjaya Mandala Sampoerna Tbk PT	483,800	41,936
Indah Kiat Pulp & Paper Corp. Tbk PT	126,800	30,962
Indocement Tunggal Prakarsa Tbk PT	88,600	67,477
Indofood CBP Sukses Makmur Tbk PT	165,500	103,227
Indofood Sukses Makmur Tbk PT	159,200	61,588
Jasa Marga Persero Tbk PT	75,780	11,744
Kalbe Farma Tbk PT	858,400	62,941
Pabrik Kertas Tjiwi Kimia Tbk PT	78,500	19,094
Pakuwon Jati Tbk PT	2,069,500	38,726
Perusahaan Gas Negara Persero Tbk PT	426,200	20,080
Semen Indonesia Persero Tbk PT	106,000	49,240
Telekomunikasi Indonesia Persero Tbk PT	2,223,800	431,899
Unilever Indonesia Tbk PT	374,500	165,608
United Tractors Tbk PT	79,900	82,281
XL Axiata Tbk PT(a)	131,400	16,015

		3,364,425

Ireland — 0.4%
AerCap Holdings NV(a)	4,982	113,540
AIB Group PLC(a)	54,425	60,348
Bank of Ireland Group PLC	48,092	89,647
CRH PLC	36,231	979,793
Flutter Entertainment PLC	3,768	338,943
Kerry Group PLC, Class A	6,911	801,849
Kingspan Group PLC(a)	7,024	378,765

Security	Shares	Value

Ireland (continued)
Smurfit Kappa Group PLC	9,784	$277,163

		3,040,048

Israel — 0.4%
Azrieli Group Ltd.	2,198	125,671
Bank Hapoalim BM	46,775	280,270
Bank Leumi Le-Israel BM	69,019	380,568
Check Point Software Technologies Ltd.(a)	5,258	528,639
Elbit Systems Ltd.	1,599	207,211
Isracard Ltd.	1	1
Israel Chemicals Ltd.	34,017	108,340
Israel Discount Bank Ltd., Series A	49,699	144,916
Mizrahi Tefahot Bank Ltd.	7,034	129,466
Nice Ltd.(a)	2,669	385,925
Teva Pharmaceutical Industries Ltd. - ADR(a)(b)	58,603	526,255
Wix.com Ltd.(a)(b)	2,556	257,696

		3,074,958

Italy — 1.2%
Assicurazioni Generali SpA	52,819	715,422
Atlantia SpA(a)	22,980	285,468
Davide Campari-Milano SpA	25,177	180,553
Enel SpA	379,153	2,615,337
Eni SpA	111,695	1,109,965
Ferrari NV	5,629	867,062
FinecoBank Banca Fineco SpA	23,619	212,502
Intesa Sanpaolo SpA	666,672	1,078,715
Leonardo SpA	15,326	101,323
Mediobanca Banca di Credito Finanziario SpA	25,381	138,407
Moncler SpA	8,703	316,256
Pirelli & C SpA(e)	15,564	54,913
Poste Italiane SpA(e)	23,222	195,456
Prysmian SpA	11,451	181,806
Recordati SpA	5,232	220,438
Snam SpA	104,888	479,369
Telecom Italia SpA(a)	415,147	168,041
Telecom Italia SpA	334,104	130,534
Terna Rete Elettrica Nazionale SpA	63,072	396,462
UniCredit SpA	90,038	696,586

		10,144,615

Japan — 17.1%
ABC-Mart, Inc.	1,700	85,082
Acom Co. Ltd.	14,700	59,696
Advantest Corp.	8,000	318,640
Aeon Co. Ltd.	31,100	688,991
AEON Financial Service Co. Ltd.	4,000	42,736
Aeon Mall Co. Ltd.	5,190	65,505
AGC, Inc.	7,000	170,572
Air Water, Inc.	10,700	146,535
Aisin Seiki Co. Ltd.	7,000	171,438
Ajinomoto Co., Inc.	21,200	395,051

11

Schedule of Investments (unaudited) (continued) March 31, 2020	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Alfresa Holdings Corp.	8,900	$165,643
Alps Alpine Co. Ltd.	12,900	124,300
Amada Holdings Co. Ltd.	13,600	106,596
ANA Holdings, Inc.	3,100	75,528
Aozora Bank Ltd.	4,500	85,879
Asahi Group Holdings Ltd.	18,000	583,977
Asahi Intecc Co. Ltd.	7,300	180,544
Asahi Kasei Corp.	63,900	447,736
Astellas Pharma, Inc.	88,600	1,365,092
Bandai Namco Holdings, Inc.	9,500	460,781
Bank of Kyoto Ltd.	3,000	95,076
Benesse Holdings, Inc.	4,800	122,151
Bridgestone Corp.	27,200	832,608
Brother Industries Ltd.	9,200	139,347
Calbee, Inc.	4,500	121,441
Canon, Inc.	45,800	995,276
Casio Computer Co. Ltd.	7,800	109,132
Central Japan Railway Co.	6,900	1,105,871
Chiba Bank Ltd. (The)	26,100	113,617
Chubu Electric Power Co., Inc.	31,400	443,154
Chugai Pharmaceutical Co. Ltd.	9,900	1,145,388
Chugoku Electric Power Co., Inc.	14,700	205,098
Coca-Cola Bottlers Japan Holdings, Inc.	7,100	145,717
Concordia Financial Group Ltd.	48,900	142,330
Credit Saison Co. Ltd.	7,700	89,333
CyberAgent, Inc.	5,400	209,282
Dai Nippon Printing Co. Ltd.	9,600	204,010
Dai-ichi Life Holdings, Inc.	47,400	562,881
Daicel Corp.	11,900	86,573
Daifuku Co. Ltd.	4,900	307,075
Daiichi Sankyo Co. Ltd.(b)	26,500	1,819,930
Daikin Industries Ltd.	11,800	1,424,425
Daito Trust Construction Co. Ltd.	3,400	315,736
Daiwa House Industry Co. Ltd.	26,900	664,626
Daiwa House REIT Investment Corp.	85	208,329
Daiwa Securities Group, Inc.	65,000	251,179
Denso Corp.	18,600	594,353
Dentsu Group Inc.	9,500	183,559
Disco Corp.	1,400	272,374
East Japan Railway Co.	14,500	1,097,220
Eisai Co. Ltd.	12,300	899,713
Electric Power Development Co. Ltd.	7,100	142,296
FamilyMart Co. Ltd.	15,200	272,930
FANUC Corp.	9,100	1,215,995
Fast Retailing Co. Ltd.	2,800	1,142,517
Fuji Electric Co. Ltd.(b)	4,700	105,385
FUJIFILM Holdings Corp.	17,300	852,536
Fujitsu Ltd.	8,800	792,605
Fukuoka Financial Group, Inc.	7,600	100,255
GMO Payment Gateway, Inc.	2,600	182,222
Hakuhodo DY Holdings, Inc.	14,000	141,259
Hamamatsu Photonics KK	6,400	260,061
Hankyu Hanshin Holdings, Inc.	11,600	389,705
Hikari Tsushin, Inc.	1,000	167,333

Security	Shares	Value

Japan (continued)
Hino Motors Ltd.	12,500	$66,665
Hirose Electric Co. Ltd.	1,611	166,082
Hisamitsu Pharmaceutical Co., Inc.	2,900	134,572
Hitachi Chemical Co. Ltd.(a)	5,500	234,043
Hitachi Construction Machinery Co. Ltd.	4,600	92,258
Hitachi High-Tech Corp.	2,600	192,067
Hitachi Ltd.	45,700	1,312,796
Hitachi Metals Ltd.	8,000	83,973
Honda Motor Co. Ltd.(b)	75,200	1,682,707
Hoshizaki Corp.	2,500	187,004
Hoya Corp.	16,900	1,437,033
Hulic Co. Ltd.	10,500	106,261
Idemitsu Kosan Co. Ltd.	8,649	197,402
IHI Corp.	7,700	89,672
Iida Group Holdings Co. Ltd.	6,800	93,984
Inpex Corp.	45,900	257,502
Isetan Mitsukoshi Holdings Ltd.	11,500	66,721
Isuzu Motors Ltd.	24,900	164,785
ITOCHU Corp.	63,700	1,318,247
Itochu Techno-Solutions Corp.	3,800	108,225
J. Front Retailing Co. Ltd.	11,100	91,612
Japan Airlines Co. Ltd.	5,700	104,751
Japan Airport Terminal Co. Ltd.	1,700	65,334
Japan Exchange Group, Inc.(b)	24,200	424,684
Japan Post Bank Co. Ltd.(b)	18,900	174,544
Japan Post Holdings Co. Ltd.	67,600	528,809
Japan Post Insurance Co. Ltd.	10,400	128,492
Japan Prime Realty Investment Corp.	44	132,936
Japan Real Estate Investment Corp.	59	346,819
Japan Retail Fund Investment Corp.	117	133,002
Japan Tobacco, Inc.	56,900	1,052,461
JFE Holdings, Inc.(a)	20,100	130,249
JGC Holdings Corp.	10,000	79,820
JSR Corp.	7,600	138,909
JTEKT Corp.	6,200	41,875
JXTG Holdings, Inc.	139,100	473,967
Kajima Corp.	21,700	221,807
Kakaku.com, Inc.	7,400	135,342
Kamigumi Co. Ltd.	4,300	72,582
Kansai Electric Power Co., Inc.	31,000	345,058
Kansai Paint Co. Ltd.	7,600	144,156
Kao Corp.	22,600	1,841,182
Kawasaki Heavy Industries Ltd.	5,800	83,450
KDDI Corp.	81,600	2,410,348
Keihan Holdings Co. Ltd.	4,600	204,043
Keikyu Corp.	11,000	185,068
Keio Corp.	5,500	324,684
Keisei Electric Railway Co. Ltd.	5,400	156,049
Keyence Corp.	8,380	2,694,274
Kikkoman Corp.	6,300	267,117
Kintetsu Group Holdings Co. Ltd.	8,500	393,398
Kirin Holdings Co. Ltd.	36,200	714,959
Kobayashi Pharmaceutical Co. Ltd.	2,600	240,554
Koito Manufacturing Co. Ltd.	4,500	151,286

12

Schedule of Investments (unaudited) (continued) March 31, 2020	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Komatsu Ltd.	40,300	$652,192
Konami Holdings Corp.	5,300	162,565
Konica Minolta, Inc.	25,700	103,542
Kose Corp.	1,700	210,361
Kubota Corp.	49,500	629,592
Kuraray Co. Ltd.	13,400	134,823
Kurita Water Industries Ltd.	4,000	91,769
Kyocera Corp.	15,300	902,864
Kyowa Kirin Co. Ltd.	12,600	281,604
Kyushu Electric Power Co., Inc.	14,400	115,492
Kyushu Railway Co.	6,700	192,460
Lawson, Inc.	1,900	104,291
LINE Corp.(a)	3,000	144,841
Lion Corp.	11,900	253,783
LIXIL Group Corp.	13,600	167,568
M3, Inc.	20,300	598,792
Makita Corp.	9,800	298,937
Marubeni Corp.	69,300	343,940
Marui Group Co. Ltd.	9,500	158,923
Maruichi Steel Tube Ltd.	2,400	57,480
Mazda Motor Corp.	30,300	160,010
McDonald’s Holdings Co. Japan Ltd.	4,500	202,958
Mebuki Financial Group, Inc.	38,630	78,354
Medipal Holdings Corp.	5,500	102,773
MEIJI Holdings Co. Ltd.	6,100	432,283
Mercari, Inc.(a)	3,200	62,147
MINEBEA MITSUMI, Inc.	14,400	212,694
MISUMI Group, Inc.(b)	11,700	253,082
Mitsubishi Chemical Holdings Corp.	59,500	353,313
Mitsubishi Corp.	63,300	1,338,936
Mitsubishi Electric Corp.	81,300	993,178
Mitsubishi Estate Co. Ltd.	55,500	819,687
Mitsubishi Gas Chemical Co., Inc.	9,300	100,355
Mitsubishi Heavy Industries Ltd.	14,800	372,988
Mitsubishi Materials Corp.	6,200	126,747
Mitsubishi Motors Corp.(b)	36,300	102,277
Mitsubishi UFJ Financial Group, Inc.	562,900	2,106,120
Mitsubishi UFJ Lease & Finance Co. Ltd.	15,200	74,401
Mitsui & Co. Ltd.	78,500	1,089,870
Mitsui Chemicals, Inc.	7,900	148,695
Mitsui Fudosan Co. Ltd.	39,500	683,931
Mitsui OSK Lines Ltd.	4,700	75,332
Mizuho Financial Group, Inc.	1,114,100	1,278,184
MonotaRO Co Ltd.	7,500	198,161
MS&AD Insurance Group Holdings, Inc.	23,100	644,516
Murata Manufacturing Co. Ltd.	27,300	1,357,212
Nabtesco Corp.	5,000	114,374
Nagoya Railroad Co. Ltd.	7,300	205,244
NEC Corp.	11,400	415,110
Nexon Co. Ltd.	21,800	356,230
NGK Insulators Ltd.	9,000	117,133
NGK Spark Plug Co. Ltd.	8,500	119,148
NH Foods Ltd.	4,000	139,202

Security	Shares	Value

Japan (continued)
Nidec Corp.	19,800	$1,020,383
Nikon Corp.	14,700	134,920
Nintendo Co. Ltd.	5,000	1,943,267
Nippon Building Fund, Inc.	62	417,071
Nippon Express Co. Ltd.	3,800	185,360
Nippon Paint Holdings Co. Ltd.	7,500	390,392
Nippon Shinyaku Co. Ltd.	1,900	148,782
Nippon Steel Corp.	32,447	276,588
Nippon Telegraph & Telephone Corp.	57,900	1,384,772
Nippon Yusen KK	5,300	62,602
Nissan Chemical Corp.	5,900	213,682
Nissan Motor Co. Ltd.(a)	99,500	332,898
Nisshin Seifun Group, Inc.	9,000	150,140
Nissin Foods Holdings Co. Ltd.	3,500	290,454
Nitori Holdings Co. Ltd.	3,500	472,993
Nitto Denko Corp.	7,300	324,259
Nomura Holdings, Inc.	163,900	691,674
Nomura Real Estate Holdings, Inc.	5,200	84,140
Nomura Real Estate Master Fund, Inc.	177	225,130
Nomura Research Institute Ltd.	14,843	313,525
NSK Ltd.(b)	14,400	91,659
NTT Data Corp.	33,100	316,852
NTT DOCOMO, Inc.(b)	62,300	1,948,313
Obayashi Corp.	25,800	218,927
Obic Co. Ltd.	2,800	364,811
Odakyu Electric Railway Co. Ltd.(b)	16,400	360,164
Oji Holdings Corp.	39,000	207,331
Olympus Corp.	54,800	789,958
Omron Corp.	9,100	470,494
Ono Pharmaceutical Co. Ltd.	16,200	372,283
Oracle Corp. Japan	1,300	113,390
Oriental Land Co. Ltd.(b)	9,600	1,225,507
ORIX Corp.	59,200	706,295
Orix J-REIT, Inc.	142	186,767
Osaka Gas Co. Ltd.	18,700	351,142
Otsuka Corp.	5,800	247,257
Otsuka Holdings Co. Ltd.	18,100	706,233
Pan Pacific International Holdings Corp.	20,000	378,746
Panasonic Corp.	103,800	785,808
Park24 Co. Ltd.	6,400	94,347
PeptiDream, Inc.(a)	5,300	184,488
Persol Holdings Co. Ltd.	8,300	83,051
Pigeon Corp.	6,900	264,168
Pola Orbis Holdings, Inc.	5,600	102,953
Rakuten, Inc.	39,300	296,285
Recruit Holdings Co. Ltd.	62,900	1,624,787
Renesas Electronics Corp.(a)	36,900	131,256
Resona Holdings, Inc.	94,700	283,940
Ricoh Co. Ltd.	28,700	209,547
Rinnai Corp.	2,100	148,030
Rohm Co. Ltd.	3,800	206,272
Ryohin Keikaku Co. Ltd.	11,000	122,326
Sankyo Co. Ltd.	2,200	63,801
Santen Pharmaceutical Co. Ltd.(b)	14,500	248,845

13

Schedule of Investments (unaudited) (continued) March 31, 2020	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
SBI Holdings, Inc.	12,550	$182,858
Secom Co. Ltd.	9,200	760,915
Sega Sammy Holdings, Inc.	8,800	106,764
Seibu Holdings, Inc.	9,800	108,028
Seiko Epson Corp.	14,900	160,368
Sekisui Chemical Co. Ltd.	14,400	189,707
Sekisui House Ltd.	29,600	488,164
Seven & i Holdings Co. Ltd.	33,200	1,096,426
Seven Bank Ltd.	32,800	84,651
SG Holdings Co. Ltd.	6,400	152,438
Sharp Corp.(a)	14,800	153,632
Shimadzu Corp.	11,000	287,080
Shimamura Co. Ltd.	1,100	66,477
Shimano, Inc.	3,300	470,624
Shimizu Corp.	30,700	238,903
Shin-Etsu Chemical Co. Ltd.	16,900	1,661,054
Shinsei Bank Ltd.	10,800	143,044
Shionogi & Co. Ltd.	12,300	605,892
Shiseido Co. Ltd.	19,000	1,116,676
Shizuoka Bank Ltd.	16,000	97,147
Showa Denko KK	8,700	178,490
SMC Corp.	2,700	1,131,958
Softbank Corp.	74,400	947,758
SoftBank Group Corp.	72,300	2,559,592
Sohgo Security Services Co. Ltd.	4,300	208,719
Sompo Holdings, Inc.	15,000	462,359
Sony Corp.	58,500	3,465,162
Sony Financial Holdings, Inc.	6,900	115,863
Square Enix Holdings Co. Ltd.	4,200	187,638
Stanley Electric Co. Ltd.	5,700	111,883
Subaru Corp.	29,800	569,629
Sumco Corp.	15,400	195,685
Sumitomo Chemical Co. Ltd.	79,700	235,470
Sumitomo Corp.	59,300	676,271
Sumitomo Dainippon Pharma Co. Ltd.	6,600	85,677
Sumitomo Electric Industries Ltd.	33,500	350,007
Sumitomo Heavy Industries Ltd.	4,400	78,722
Sumitomo Metal Mining Co. Ltd.	10,100	206,489
Sumitomo Mitsui Financial Group, Inc.	60,300	1,464,891
Sumitomo Mitsui Trust Holdings, Inc.	15,200	436,698
Sumitomo Realty & Development Co. Ltd.	16,400	400,452
Sumitomo Rubber Industries Ltd.	5,200	48,843
Sundrug Co. Ltd.	4,000	128,177
Suntory Beverage & Food Ltd.	6,300	238,070
Suzuken Co. Ltd.	3,170	115,172
Suzuki Motor Corp.	16,300	388,123
Sysmex Corp.	7,500	542,812
T&D Holdings, Inc.	24,800	201,044
Taiheiyo Cement Corp.	5,900	100,496
Taisei Corp.	8,800	268,383
Taisho Pharmaceutical Holdings Co. Ltd.	1,300	79,793
Taiyo Nippon Sanso Corp.	9,600	142,052

Security	Shares	Value

Japan (continued)
Takeda Pharmaceutical Co. Ltd.(b)	69,076	$2,103,232
TDK Corp.	5,700	438,268
Teijin Ltd.	7,200	121,788
Terumo Corp.	29,100	997,006
THK Co. Ltd.	5,800	116,862
Tobu Railway Co. Ltd.	8,100	282,584
Toho Co. Ltd.	5,500	168,172
Toho Gas Co. Ltd.	3,600	162,291
Tohoku Electric Power Co., Inc.	16,200	155,729
Tokio Marine Holdings, Inc.	29,800	1,363,485
Tokyo Century Corp.(b)	2,300	71,969
Tokyo Electric Power Co. Holdings, Inc.(a)	84,300	293,258
Tokyo Electron Ltd.	7,200	1,341,889
Tokyo Gas Co. Ltd.	19,500	459,483
Tokyu Corp.	21,000	330,003
Tokyu Fudosan Holdings Corp.	30,800	147,935
Toppan Printing Co. Ltd.	11,500	175,582
Toray Industries, Inc.	70,500	305,161
Toshiba Corp.	18,400	403,297
Tosoh Corp.	10,700	120,922
TOTO Ltd.	5,900	194,630
Toyo Seikan Group Holdings Ltd.	8,500	96,961
Toyo Suisan Kaisha Ltd.	5,400	260,996
Toyoda Gosei Co. Ltd.	4,300	73,181
Toyota Industries Corp.	6,200	295,614
Toyota Motor Corp.	105,406	6,352,281
Toyota Tsusho Corp.	10,200	238,265
Trend Micro, Inc.	5,700	281,479
Tsuruha Holdings, Inc.	1,800	237,326
Unicharm Corp.	18,900	707,500
United Urban Investment Corp.	134	134,062
USS Co. Ltd.(b)	12,100	165,921
Welcia Holdings Co. Ltd.	2,500	175,541
West Japan Railway Co.	7,000	478,765
Yakult Honsha Co. Ltd.	5,200	306,332
Yamada Denki Co. Ltd.(a)	38,700	154,143
Yamaha Corp.	6,900	267,412
Yamaha Motor Co. Ltd.	11,600	139,489
Yamato Holdings Co. Ltd.	13,300	207,760
Yamazaki Baking Co. Ltd.	7,000	145,899
Yaskawa Electric Corp.	10,400	282,783
Yokogawa Electric Corp.	9,900	118,431
Yokohama Rubber Co. Ltd.	5,000	61,985
Z Holdings Corp.	127,000	404,896
ZOZO, Inc.	4,300	57,712

		138,338,880

Luxembourg — 0.1%
ArcelorMittal SA	29,492	278,417
Eurofins Scientific SE	605	295,240
Reinet Investments SCA	5,889	93,765
SES SA	18,778	110,160

14

Schedule of Investments (unaudited) (continued) March 31, 2020	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Luxembourg (continued)
Tenaris SA	28,748	$173,431

		951,013

Macau — 0.1%
Galaxy Entertainment Group Ltd.	97,000	510,881
Sands China Ltd.	104,800	381,272
SJM Holdings Ltd.	69,000	57,576
Wynn Macau Ltd.	73,600	110,379

		1,060,108

Malaysia — 0.5%
AirAsia Group Bhd	60,100	10,966
AMMB Holdings Bhd	68,900	47,784
Axiata Group Bhd	165,600	125,637
Carlsberg Brewery Malaysia Bhd	12,400	71,246
CIMB Group Holdings Bhd	239,100	198,966
Dialog Group Bhd	142,134	99,861
DiGi.Com Bhd	144,300	145,382
Fraser & Neave Holdings Bhd	12,300	88,498
Gamuda Bhd	129,800	84,956
Genting Bhd	119,100	103,014
Genting Malaysia Bhd	106,100	49,211
Genting Plantations Bhd(b)	10,000	21,949
Hartalega Holdings Bhd	88,200	140,128
Hong Leong Bank Bhd	31,140	96,331
Hong Leong Financial Group Bhd	7,000	21,983
IHH Healthcare Bhd	133,900	159,047
IJM Corp. Bhd	126,600	46,304
IOI Corp. Bhd	102,200	94,219
Kuala Lumpur Kepong Bhd	17,500	84,863
Malayan Banking Bhd	155,700	268,629
Malaysia Airports Holdings Bhd	11,300	11,289
Maxis Bhd(b)	144,000	178,718
MISC Bhd	83,600	143,427
Nestle Malaysia Bhd	2,400	75,909
Petronas Chemicals Group Bhd	122,200	142,528
Petronas Dagangan Bhd	22,000	108,555
Petronas Gas Bhd	34,000	120,702
PPB Group Bhd	15,120	57,329
Press Metal Aluminium Holdings Bhd(b)	77,800	59,513
Public Bank Bhd	135,620	498,916
QL Resources Bhd	53,600	91,815
RHB Capital Bhd	82,424	89,686
Sime Darby Bhd	159,000	62,601
Sime Darby Plantation Bhd	79,200	90,559
Telekom Malaysia Bhd	55,900	48,678
Tenaga Nasional Bhd	141,300	393,256
Top Glove Corp. Bhd	49,800	74,156
Westports Holdings Bhd	70,000	55,021
YTL Corp. Bhd	115,423	19,274

		4,280,906

Mexico — 0.5%
Alfa SAB de CV, Series A	153,472	41,405
Alsea SAB de CV(a)	3,113	1,992

Security	Shares	Value

Mexico (continued)
America Movil SAB de CV, Series L	1,515,205	$897,403
Arca Continental SAB de CV	33,140	133,566
Cemex SAB de CV CPO	646,337	134,321
Coca-Cola Femsa SAB de CV	24,300	97,979
El Puerto de Liverpool SAB de CV, Series C1	10,900	23,787
Fibra Uno Administracion SA de CV	143,017	112,074
Fomento Economico Mexicano SAB de CV	86,367	521,424
Gruma SAB de CV, Class B	9,959	76,267
Grupo Aeroportuario del Pacifico SAB de CV, Class B	15,800	84,846
Grupo Aeroportuario del Sureste SAB de CV, Class B	10,700	100,746
Grupo Bimbo SAB de CV, Series A	51,351	74,637
Grupo Carso SAB de CV, Series A1	11,376	22,332
Grupo Financiero Banorte SAB de CV, Series O	111,723	306,123
Grupo Financiero Inbursa SAB de CV, Series O	99,700	71,615
Grupo Mexico SAB de CV, Series B	181,114	333,941
Grupo Televisa SAB CPO	109,894	126,467
Industrias Penoles SAB de CV	7,755	51,612
Infraestructura Energetica Nova SAB de CV	33,988	104,117
Kimberly-Clark de Mexico SAB de CV, Class A	78,500	118,863
Megacable Holdings SAB de CV CPO	21,129	57,787
Orbia Advance Corp. SAB de CV	36,623	40,278
Promotora y Operadora de Infraestructura SAB de CV(a)	14,276	95,799
Wal-Mart de Mexico SAB de CV	218,061	512,463

		4,141,844

Netherlands — 2.9%
ABN AMRO Group NV CVA(a)(e)	19,393	157,370
Adyen NV(a)(e)	459	390,101
Aegon NV	72,195	180,300
Akzo Nobel NV	9,083	597,376
Altice Europe NV, Class A(a)	33,037	127,505
ASML Holding NV	19,505	5,141,802
EXOR NV	4,474	230,586
Heineken Holding NV	5,886	458,687
Heineken NV	12,183	1,033,896
ING Groep NV	181,922	932,185
Just Eat Takeaway(a)(e)	5,735	433,697
Koninklijke Ahold Delhaize NV	50,249	1,170,628
Koninklijke DSM NV	8,187	920,945
Koninklijke KPN NV	159,395	381,178
Koninklijke Philips NV	42,324	1,737,712
Koninklijke Vopak NV	3,046	159,946
NN Group NV	13,812	375,351
NXP Semiconductors NV	13,332	1,105,623
QIAGEN NV(a)	10,175	410,838

15

Schedule of Investments (unaudited) (continued) March 31, 2020	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Randstad NV	6,023	$212,563
Royal Dutch Shell PLC, Class A	193,118	3,355,170
Royal Dutch Shell PLC, Class B	170,622	2,862,024
Wolters Kluwer NV	12,658	895,985

		23,271,468

New Zealand — 0.2%
a2 Milk Co. Ltd.(a)	39,014	398,552
Auckland International Airport Ltd.(a)	55,568	165,577
Fisher & Paykel Healthcare Corp. Ltd.	27,280	495,909
Fletcher Building Ltd.(a)	28,451	59,215
Mercury NZ Ltd.	24,362	60,997
Meridian Energy Ltd.	47,463	113,275
Ryman Healthcare Ltd.	13,399	81,277
Spark New Zealand Ltd.	83,974	204,373

		1,579,175

Norway — 0.4%
Aker BP ASA	5,988	75,111
DNB ASA	41,568	463,106
Equinor ASA	43,023	536,330
Gjensidige Forsikring ASA	10,495	178,722
Mowi ASA	20,651	312,232
Norsk Hydro ASA	62,662	135,109
Orkla ASA	34,581	296,280
Schibsted ASA, Class B	3,873	70,062
Telenor ASA	37,236	544,231
Yara International ASA	10,030	317,139

		2,928,322

Pakistan — 0.0%
Habib Bank Ltd.	10,100	6,277
MCB Bank Ltd.	84,068	74,829
Oil & Gas Development Co. Ltd.	11,100	5,120

		86,226

Peru — 0.1%
Compania de Minas Buenaventura SA - ADR	9,607	70,035
Credicorp Ltd.	3,359	480,572
Southern Copper Corp.(b)	5,862	165,074

		715,681

Philippines — 0.2%
Aboitiz Equity Ventures, Inc.	70,570	52,076
Aboitiz Power Corp.	29,200	14,972
Ayala Corp.	13,480	123,253
Ayala Land, Inc.	317,200	187,181
Bank of the Philippine Islands	26,042	31,681
BDO Unibank, Inc.	93,622	189,255
Globe Telecom, Inc.	845	32,024
GT Capital Holdings, Inc.	3,701	29,531
International Container Terminal Services, Inc.	41,800	61,125
JG Summit Holdings, Inc.	156,443	160,531

Security	Shares	Value

Philippines (continued)
Jollibee Foods Corp.	12,070	$25,124
Manila Electric Co.	11,960	52,576
Megaworld Corp.	600,000	29,402
Metro Pacific Investments Corp.	584,000	27,741
Metropolitan Bank & Trust Co.	96,987	76,053
PLDT, Inc.	6,115	135,260
Security Bank Corp.	4,290	9,005
SM Investments Corp.	9,052	144,806
SM Prime Holdings, Inc.	486,150	269,981
Universal Robina Corp.	34,300	70,161

		1,721,738

Poland — 0.2%
Bank Millennium SA(a)	13,346	10,296
Bank Polska Kasa Opieki SA	7,442	99,743
CCC SA	981	7,041
CD Projekt SA	3,685	253,791
Cyfrowy Polsat SA	8,953	51,295
Dino Polska SA(a)(e)	1,416	55,081
Grupa Lotos SA	6,134	76,555
KGHM Polska Miedz SA(a)	7,250	103,621
LPP SA	55	69,176
mBank SA(a)	573	30,624
Orange Polska SA(a)	32,359	46,187
PGE Polska Grupa Energetyczna SA(a)	30,296	27,771
Polski Koncern Naftowy ORLEN SA	17,205	230,235
Polskie Gornictwo Naftowe i Gazownictwo SA	93,796	77,465
Powszechna Kasa Oszczednosci Bank Polski SA	38,504	208,999
Powszechny Zaklad Ubezpieczen SA	26,379	198,159
Santander Bank Polska SA	1,611	67,188

		1,613,227

Portugal — 0.1%
EDP - Energias de Portugal SA	122,176	491,560
Galp Energia SGPS SA	25,061	286,602
Jeronimo Martins SGPS SA	15,795	285,086

		1,063,248

Qatar — 0.3%
Barwa Real Estate Co.	109,970	89,528
Commercial Bank of Qatar QSC	100,850	106,184
Industries Qatar QSC	97,136	175,046
Masraf Al Rayan QSC	154,440	153,279
Mesaieed Petrochemical Holding Co.	245,102	96,857
Ooredoo QPSC	14,717	23,306
Qatar Electricity & Water Co. QSC	34,989	129,211
Qatar Fuel QSC	23,217	102,549
Qatar Insurance Co. SAQ	10,669	6,002
Qatar International Islamic Bank QSC	39,371	77,514
Qatar Islamic Bank SAQ	52,150	202,204

16

Schedule of Investments (unaudited) (continued) March 31, 2020	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Qatar (continued)
Qatar National Bank QPSC	200,811	$908,226

		2,069,906

Romania — 0.0%
NEPI Rockcastle PLC	21,499	90,153

Russia — 0.9%
Alrosa PJSC	178,743	143,885
Evraz PLC	27,295	78,094
Gazprom PJSC	440,191	992,351
Gazprom PJSC - ADR	34,210	155,133
Inter RAO UES PJSC	1,289,334	79,312
Lukoil PJSC	19,571	1,151,195
Magnit PJSC - GDR	14,556	128,408
Magnitogorsk Iron & Steel Works PJSC	206,260	99,344
MMC Norilsk Nickel PJSC	2,794	677,204
Mobile TeleSystems PJSC - ADR	25,223	191,695
Moscow Exchange MICEX-RTS PJSC	63,850	78,399
Novatek PJSC - GDR	4,111	466,159
Novolipetsk Steel PJSC	57,306	88,705
Polymetal International PLC	13,000	222,103
Polyus PJSC	888	120,013
Rosneft Oil Co. PJSC	22,083	86,436
Rosneft Oil Co. PJSC, - GDR	29,564	119,000
Sberbank of Russia PJSC	503,311	1,168,566
Severstal PJSC	10,830	117,523
Surgutneftegas PJSC	321,026	135,214
Surgutneftegas PJSC - ADR	9,276	38,433
Tatneft PJSC	76,272	527,113
VTB Bank PJSC	86,510,000	35,282
VTB Bank PJSC, - GDR	50,000	40,215
X5 Retail Group NV, - GDR	4,498	119,074

		7,058,856

Saudi Arabia — 0.7%
Advanced Petrochemical Co.	6,265	73,770
Al Rajhi Bank	55,103	789,013
Alinma Bank(a)	38,311	209,752
Almarai Co. JSC	14,060	175,091
Arab National Bank	31,320	150,979
Bank Al-Jazira	25,089	75,264
Bank AlBilad	11,600	62,485
Banque Saudi Fransi	25,272	173,467
Co. for Cooperative Insurance(a)	5,107	81,700
Dar Al Arkan Real Estate Development Co.(a)	26,789	58,469
Etihad Etisalat Co.(a)	14,520	83,440
Jarir Marketing Co.	2,022	68,317
National Commercial Bank	54,870	505,770
National Industrialization Co.(a)	29,825	72,746
Rabigh Refining & Petrochemical Co.(a)	22,379	63,546
Riyad Bank	55,131	219,063
Sahara International Petrochemical Co.	14,239	46,281
Samba Financial Group	46,040	245,274
Saudi Arabian Fertilizer Co.	8,326	136,583

Security	Shares	Value

Saudi Arabia (continued)
Saudi Arabian Mining Co.(a)	20,212	$164,975
Saudi Arabian Oil Co.(e)	47,432	380,643
Saudi Basic Industries Corp.	30,598	566,286
Saudi British Bank	31,658	169,067
Saudi Cement Co.	5,760	74,634
Saudi Electricity Co.	40,008	169,260
Saudi Industrial Investment Group	15,022	62,922
Saudi Kayan Petrochemical Co.(a)	43,107	82,344
Saudi Telecom Co.	18,560	430,162
Savola Group(a)	12,960	122,946
Yanbu National Petrochemical Co.	12,736	140,213

		5,654,462

Singapore — 0.8%
Ascendas Real Estate Investment Trust	158,198	313,234
BOC Aviation Ltd.(e)	12,300	77,708
CapitaLand Commercial Trust	124,412	133,501
CapitaLand Ltd.	111,900	224,240
CapitaLand Mall Trust	134,200	168,269
City Developments Ltd.	17,400	88,230
ComfortDelGro Corp. Ltd.	98,300	104,673
DBS Group Holdings Ltd.	79,484	1,037,119
Genting Singapore Ltd.	233,000	112,949
Jardine Cycle & Carriage Ltd.(b)	4,444	61,102
Keppel Corp. Ltd.	81,000	301,265
Mapletree Commercial Trust	114,900	147,368
Oversea-Chinese Banking Corp. Ltd.	152,749	925,495
SATS Ltd.	24,800	55,127
Sembcorp Industries Ltd.	40,000	43,911
Singapore Airlines Ltd.(b)	28,800	116,903
Singapore Exchange Ltd.	42,100	271,143
Singapore Press Holdings Ltd.	37,200	48,100
Singapore Technologies Engineering Ltd.	68,000	148,772
Singapore Telecommunications Ltd.	363,400	647,841
Suntec Real Estate Investment Trust	137,400	120,160
United Overseas Bank Ltd.	55,500	761,462
UOL Group Ltd.	22,000	100,934
Venture Corp. Ltd.	11,200	106,692
Wilmar International Ltd.	97,900	221,392

		6,337,590

South Africa — 1.1%
Absa Group, Ltd.(b)	39,136	162,816
Anglo American Platinum Ltd.	2,774	115,877
Anglo American PLC	47,222	827,500
AngloGold Ashanti Ltd.	19,921	337,501
Aspen Pharmacare Holdings Ltd.(a)	18,439	96,447
Bid Corp. Ltd.(b)	14,178	167,116
Bidvest Group Ltd.	15,555	126,814
Capitec Bank Holdings Ltd.	2,289	112,596
Clicks Group Ltd.	10,206	147,104
Discovery Ltd.(b)	20,716	90,330
Exxaro Resources Ltd.	14,243	78,075

17

Schedule of Investments (unaudited) (continued) March 31, 2020	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
FirstRand Ltd.(b)	153,955	$345,495
Fortress REIT Ltd., Class A(b)	67,528	38,133
Foschini Group Ltd.	6,902	25,774
Gold Fields Ltd.	38,623	188,498
Growthpoint Properties Ltd.(b)	122,689	88,284
Impala Platinum Holdings Ltd.	38,734	161,390
Investec Ltd.	26,349	49,905
Kumba Iron Ore Ltd.	2,943	45,890
Liberty Holdings Ltd.(b)	1,922	7,081
Life Healthcare Group Holdings Ltd.	84,544	87,260
Momentum Metropolitan Holdings	20,454	17,829
Mr Price Group Ltd.	10,819	68,655
MTN Group Ltd.	86,848	232,870
MultiChoice Group(a)	18,030	85,682
Naspers Ltd., Class N	20,176	2,867,300
Nedbank Group Ltd.(b)	13,142	60,737
Northam Platinum Ltd.(a)	18,042	68,837
Old Mutual Ltd.(b)	220,791	146,475
Pepkor Holdings Ltd.(b)(e)	88,345	53,506
Pick n Pay Stores Ltd.	23,814	80,687
PSG Group Ltd.	9,135	65,789
Rand Merchant Investment Holdings Ltd.	48,390	60,093
Redefine Properties Ltd.	238,334	31,530
Remgro Ltd.(b)	22,131	151,308
Resilient REIT Ltd.	829	1,474
RMB Holdings Ltd.(b)	27,016	73,871
Sanlam Ltd.(b)	86,962	247,635
Sasol Ltd.(a)	23,188	48,033
Shoprite Holdings Ltd.	21,012	146,851
Sibanye Stillwater Ltd.(a)	109,857	138,630
Spar Group Ltd.	12,100	122,959
Standard Bank Group Ltd.(b)	58,955	337,407
Telkom SA SOC Ltd.	11,210	12,760
Tiger Brands Ltd.	7,701	79,769
Vodacom Group Ltd.	22,538	147,448
Woolworths Holdings Ltd.	71,347	109,967

		8,757,988

South Korea — 3.0%
Amorepacific Corp.	1,305	178,964
Amorepacific Group	739	33,358
BGF retail Co. Ltd.	426	46,143
BNK Financial Group, Inc.	6,375	23,135
Celltrion Healthcare Co. Ltd.(a)	3,160	230,532
Celltrion, Inc.(a)	4,801	892,993
Cheil Worldwide, Inc.	4,081	52,884
CJ CheilJedang Corp.	487	86,019
CJ Corp.	848	44,653
CJ ENM Co. Ltd.	390	32,975
CJ Logistics Corp.(a)	414	45,916
Coway Co. Ltd.	2,504	118,449
Daelim Industrial Co. Ltd.	1,073	64,338

Security	Shares	Value

South Korea (continued)
Daewoo Engineering & Construction Co. Ltd.(a)	19,237	$45,805
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	3,397	37,176
DB Insurance Co. Ltd.	1,949	55,226
Doosan Bobcat, Inc.	2,907	42,622
E-MART Inc.	545	47,279
Fila Holdings Corp.	2,176	51,432
GS Engineering & Construction Corp.	910	15,120
GS Holdings Corp.	2,934	88,450
GS Retail Co. Ltd.	2,671	67,724
Hana Financial Group, Inc.	13,571	255,319
Hankook Tire & Technology Co. Ltd.	4,552	71,884
Hanmi Pharm Co. Ltd.	234	49,843
Hanon Systems	14,702	106,764
Hanwha Corp.	1,508	18,693
Hanwha Life Insurance Co. Ltd.	7,120	8,032
Hanwha Solutions Corp.	4,037	43,905
HDC Hyundai Development Co-Engineering & Construction, Class E	1,966	24,996
Helixmith Co. Ltd.(a)	780	43,482
HLB, Inc.(a)	1,280	93,104
Hotel Shilla Co. Ltd.	1,174	67,184
Hyundai Department Store Co. Ltd.	314	15,099
Hyundai Engineering & Construction Co. Ltd.	3,298	73,550
Hyundai Glovis Co. Ltd.	1,004	74,298
Hyundai Heavy Industries Holdings Co. Ltd.	422	67,962
Hyundai Marine & Fire Insurance Co. Ltd.	4,560	84,317
Hyundai Mobis Co. Ltd.	3,072	424,943
Hyundai Motor Co.	7,239	521,508
Hyundai Steel Co.	3,455	50,513
Industrial Bank of Korea	10,461	63,918
Kakao Corp.	2,067	261,441
Kangwon Land, Inc.	4,062	65,459
KB Financial Group, Inc.	19,522	549,037
KCC Corp.	223	23,472
Kia Motors Corp.	13,849	291,506
KMW Co. Ltd.(a)	2,468	100,056
Korea Aerospace Industries Ltd.	2,844	48,284
Korea Electric Power Corp.(a)	10,419	162,693
Korea Gas Corp.	753	13,186
Korea Investment Holdings Co. Ltd.	1,486	59,911
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	1,655	105,170
Korea Zinc Co. Ltd.	398	115,825
Korean Air Lines Co. Ltd.(a)	4,193	63,455
KT&G Corp.	4,984	305,157
Kumho Petrochemical Co. Ltd.	423	22,331
LG Chem Ltd.	2,275	563,475
LG Corp.	4,097	198,459
LG Display Co. Ltd.(a)	10,040	90,213

18

Schedule of Investments (unaudited) (continued) March 31, 2020	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
LG Electronics, Inc.	4,945	$194,427
LG Household & Health Care Ltd.	441	403,951
LG Innotek Co. Ltd.	809	74,449
LG Uplus Corp.	14,417	126,658
Lotte Chemical Corp.	865	135,794
Lotte Corp.	2,177	42,643
Lotte Shopping Co. Ltd.	260	15,899
Medy-Tox, Inc.	347	55,204
Meritz Securities Co. Ltd.	25,240	58,248
Mirae Asset Daewoo Co. Ltd.	9,107	38,969
NAVER Corp.	6,326	879,532
NCSoft Corp.	791	422,160
Netmarble Corp.(a)(e)	1,516	115,489
NH Investment & Securities Co. Ltd.	5,312	38,875
OCI Co. Ltd.(a)	1,017	28,777
Orion Corp.	907	85,693
Pan Ocean Co. Ltd.(a)	23,834	57,357
Pearl Abyss Corp.(a)	511	74,544
POSCO	3,587	472,005
POSCO Chemtech Co. Ltd.	2,500	88,655
Posco International Corp.	1,160	10,742
S-1 Corp.	442	29,169
S-Oil Corp.	2,657	123,433
Samsung Biologics Co. Ltd.(a)(e)	717	281,029
Samsung C&T Corp.	4,015	292,961
Samsung Card Co. Ltd.	1,210	29,817
Samsung Electro-Mechanics Co. Ltd.	2,330	184,626
Samsung Electronics Co. Ltd.	221,679	8,619,209
Samsung Engineering Co. Ltd.(a)	6,952	57,282
Samsung Fire & Marine Insurance Co. Ltd.	1,332	168,461
Samsung Heavy Industries Co. Ltd.(a)	24,292	77,113
Samsung Life Insurance Co. Ltd.	3,145	110,068
Samsung SDI Co. Ltd.	2,475	481,859
Samsung SDS Co. Ltd.	1,413	172,716
Samsung Securities Co. Ltd.	2,723	65,237
Shinhan Financial Group Co. Ltd.	21,889	512,076
Shinsegae Inc.	335	59,404
SK Holdings Co. Ltd.	1,532	209,554
SK Hynix, Inc.	25,732	1,739,586
SK Innovation Co. Ltd.	2,144	151,700
SK Telecom Co. Ltd.	831	120,866
Woori Financial Group, Inc.	13,531	84,184
Yuhan Corp.	370	69,232

		24,559,290

Spain — 1.7%
ACS Actividades de Construccion y Servicios SA	14,896	295,825
Aena SME SA(e)	3,031	328,846
Amadeus IT Group SA	20,182	949,943
AmRest Holdings SE(a)	407	1,810
Banco Bilbao Vizcaya Argentaria SA	315,429	976,742
Banco de Sabadell SA	310,022	156,783

Security	Shares	Value

Spain (continued)
Banco Santander SA	761,754	$1,812,029
Bankia SA	45,598	49,723
Bankinter SA	28,922	104,918
CaixaBank SA	144,246	266,942
Cellnex Telecom SA(e)	11,485	520,988
Enagas SA	8,450	166,695
Endesa SA	16,421	347,475
Ferrovial SA	21,910	520,072
Grifols SA	14,947	500,087
Iberdrola SA	284,678	2,784,437
Industria de Diseno Textil SA(a)	51,090	1,323,926
Mapfre SA	66,978	113,621
Naturgy Energy Group SA	14,485	254,122
Red Electrica Corp. SA	20,753	372,921
Repsol SA	62,695	559,318
Siemens Gamesa Renewable Energy SA	10,554	155,736
Telefonica SA	224,504	1,021,738

		13,584,697

Sweden — 1.6%
Alfa Laval AB	15,879	271,864
Assa Abloy AB, Class B	48,799	911,014
Atlas Copco AB, A Shares	29,291	974,050
Atlas Copco AB, B Shares	19,090	555,315
Boliden AB	11,026	197,805
Electrolux AB, Class B	12,552	155,063
Epiroc AB, Class A	32,873	324,834
Epiroc AB, Class B	15,933	157,047
Essity AB, Class B	26,888	823,675
Hennes & Mauritz AB, Class B	35,787	457,959
Hexagon AB, Class B	13,128	555,120
Husqvarna AB, Class B	14,305	71,163
ICA Gruppen AB	4,800	200,474
Industrivarden AB, Class C	8,883	170,087
Investor AB, Class B	21,196	956,229
Kinnevik AB, Class B(a)	10,274	167,563
L E Lundbergforetagen AB, B Shares	3,263	132,274
Lundin Petroleum AB	9,142	172,570
Sandvik AB	50,030	703,756
Securitas AB, Class B	13,331	143,208
Skandinaviska Enskilda Banken AB, Class A	71,201	476,837
Skanska AB, Class B(a)	16,387	246,611
SKF AB, Class B	17,305	235,818
Svenska Handelsbanken AB, Class A(a)	73,897	609,436
Swedbank AB, Class A	41,848	461,551
Swedish Match AB	7,158	405,283
Tele2 AB, Class B	26,650	355,059
Telefonaktiebolaget LM Ericsson, Class B	150,512	1,218,389
Telia Co. AB	121,918	436,391

19

Schedule of Investments (unaudited) (continued) March 31, 2020	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Volvo AB, Class B	66,569	$791,234

		13,337,679

Switzerland — 7.1%
ABB Ltd., Registered Shares	86,716	1,507,214
Adecco Group AG, Registered Shares	7,309	288,023
Alcon, Inc.(a)	18,554	950,535
Baloise Holding AG, Registered Shares	2,067	269,479
Barry Callebaut AG, Registered Shares	140	280,217
Chocoladefabriken Lindt & Spruengli AG	47	394,493
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	5	433,971
Cie Financiere Richemont SA, Registered Shares	24,453	1,307,106
Clariant AG, Registered Shares(a)	8,166	135,917
Coca-Cola HBC AG	8,830	189,371
Credit Suisse Group AG, Registered Shares(a)	123,623	997,804
Dufry AG, Registered Shares	1,558	47,815
EMS-Chemie Holding AG, Registered Shares	450	280,653
Geberit AG, Registered Shares	1,726	756,298
Givaudan SA, Registered Shares	408	1,255,405
Glencore PLC(a)	488,174	738,875
Julius Baer Group Ltd.	9,252	309,918
Kuehne + Nagel International AG, Registered Shares	2,064	281,159
LafargeHolcim Ltd., Registered Shares(a)	23,694	864,677
Lonza Group AG, Registered Shares	3,352	1,378,757
Nestle SA, Registered Shares	137,168	14,041,584
Novartis AG, Registered Shares	99,198	8,183,714
Pargesa Holding SA, Bearer Shares	1,995	131,716
Partners Group Holding AG	836	572,381
Roche Holding AG	32,529	10,465,941
Schindler Holding AG, Participation Certificates	2,202	481,748
Schindler Holding AG, Registered Shares	757	158,495
SGS SA, Registered Shares	270	622,748
Sika AG, Registered Shares	6,213	1,020,254
Sonova Holding AG, Registered Shares	2,727	486,263
STMicroelectronics NV	30,923	664,739
Straumann Holding AG, Registered Shares	478	349,468
Swatch Group AG, Bearer Shares	1,402	275,351
Swatch Group AG, Registered Shares	3,753	145,296
Swiss Life Holding AG, Registered Shares	1,646	552,473
Swiss Prime Site AG, Registered Shares	3,413	332,189
Swiss Re AG	13,059	1,005,529
Swisscom AG, Registered Shares	1,150	615,803
Temenos AG, Registered Shares(a)	3,519	458,700
UBS Group AG, Registered Shares(a)	181,070	1,659,708

Security	Shares	Value

Switzerland (continued)
Vifor Pharma AG	2,169	$296,736
Zurich Insurance Group AG	6,904	2,425,421

		57,613,944

Taiwan — 3.3%
Accton Technology Corp.	27,000	144,466
Acer, Inc.	69,504	35,824
Advantech Co. Ltd.	22,873	188,466
Airtac International Group	8,000	117,962
ASE Technology Holding Co. Ltd.	147,343	285,406
Asia Cement Corp.	94,233	122,348
Asustek Computer, Inc.	38,220	258,784
AU Optronics Corp.	414,000	86,279
Catcher Technology Co. Ltd.	27,000	172,715
Cathay Financial Holding Co. Ltd.	356,488	414,896
Chailease Holding Co. Ltd.	68,423	206,085
Chang Hwa Commercial Bank Ltd.	234,686	148,163
Cheng Shin Rubber Industry Co. Ltd.	66,436	67,451
Chicony Electronics Co. Ltd.	15,856	39,588
China Airlines Ltd.	103,687	22,586
China Development Financial Holding Corp.	577,765	141,561
China Life Insurance Co. Ltd.(a)	132,016	73,018
China Steel Corp.	574,638	359,958
Chunghwa Telecom Co. Ltd.	178,000	631,060
Compal Electronics, Inc.	192,000	109,593
CTBC Financial Holding Co. Ltd.	820,601	483,202
Delta Electronics, Inc.	88,000	348,288
E.Sun Financial Holding Co. Ltd.	443,315	353,879
Eclat Textile Co. Ltd.	7,303	57,813
Eva Airways Corp.	83,492	24,363
Evergreen Marine Corp. Taiwan Ltd.(a)	109,139	33,217
Far Eastern New Century Corp.	95,607	71,097
Far EasTone Telecommunications Co. Ltd.	93,000	194,204
Feng TAY Enterprise Co. Ltd.	17,765	76,087
First Financial Holding Co. Ltd.	478,461	309,182
Formosa Chemicals & Fibre Corp.	161,360	355,333
Formosa Petrochemical Corp.	50,000	133,493
Formosa Plastics Corp.	193,040	477,508
Formosa Taffeta Co. Ltd.	31,000	31,360
Foxconn Technology Co. Ltd.	43,007	70,039
Fubon Financial Holding Co. Ltd.	278,952	344,792
Giant Manufacturing Co. Ltd.	10,000	44,179
Globalwafers Co. Ltd.	8,000	89,363
Highwealth Construction Corp.	62,400	83,181
Hiwin Technologies Corp.	12,396	81,532
Hon Hai Precision Industry Co. Ltd.	593,800	1,367,085
Hotai Motor Co. Ltd.	13,000	209,918
Hua Nan Financial Holdings Co. Ltd.	430,123	255,882
Innolux Corp.	428,494	73,853
Inventec Corp.	92,470	70,906
Largan Precision Co. Ltd.	5,000	631,346
Lite-On Technology Corp.	99,816	135,789

20

Schedule of Investments (unaudited) (continued) March 31, 2020	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
MediaTek, Inc.	68,255	$732,596
Mega Financial Holding Co. Ltd.	505,110	474,298
Micro-Star International Co. Ltd.	37,000	108,143
Nan Ya Plastics Corp.	219,790	395,440
Nanya Technology Corp.	50,000	87,999
Nien Made Enterprise Co. Ltd.	9,000	53,469
Novatek Microelectronics Corp.	23,000	129,679
Pegatron Corp.	110,000	209,909
Phison Electronics Corp.	4,000	32,344
Pou Chen Corp.	92,000	77,760
Powertech Technology, Inc.	31,100	88,075
President Chain Store Corp.	26,000	243,068
Quanta Computer, Inc.	138,000	273,260
Realtek Semiconductor Corp.(a)	23,240	166,837
Ruentex Development Co. Ltd.	34,384	43,294
Ruentex Industries Ltd.	10,512	24,084
Shanghai Commercial & Savings Bank Ltd.	166,512	215,561
Shin Kong Financial Holding Co. Ltd.	620,244	155,562
SinoPac Financial Holdings Co. Ltd.	547,741	199,599
Standard Foods Corp.	7,342	14,814
Synnex Technology International Corp.	58,500	71,499
Taishin Financial Holding Co. Ltd.	356,976	137,423
Taiwan Business Bank	285,886	90,986
Taiwan Cement Corp.	243,859	316,703
Taiwan Cooperative Financial Holding Co. Ltd.	447,056	269,975
Taiwan High Speed Rail Corp.	140,000	132,180
Taiwan Mobile Co. Ltd.	68,800	227,164
Taiwan Semiconductor Manufacturing Co. Ltd.	1,134,000	10,208,621
Tatung Co. Ltd.(a)	159,000	102,594
Uni-President Enterprises Corp.	208,950	452,255
United Microelectronics Corp.	527,000	236,286
Vanguard International Semiconductor Corp.	38,000	73,659
Walsin Technology Corp.	13,000	68,681
Win Semiconductors Corp.	16,000	137,316
Winbond Electronics Corp.	163,000	60,546
Wistron Corp.	133,161	107,651
Wiwynn Corp.	6,000	137,960
WPG Holdings Ltd.	78,448	91,829
Yageo Corp.	8,783	78,874
Yuanta Financial Holding Co. Ltd.	432,260	220,692
Zhen Ding Technology Holding Ltd.	37,710	115,245

		27,097,030

Thailand — 0.6%
Advanced Info Service PCL - NVDR	61,700	374,094
Airports of Thailand PCL - NVDR	219,900	338,461
B Grimm Power PCL	64,900	78,226
Bangkok Bank PCL, Foreign Registered Shares	25,100	77,739

Security	Shares	Value

Thailand (continued)
Bangkok Dusit Medical Services PCL, NVDR	432,300	$247,533
Banpu PCL - NVDR	227,900	36,251
BTS Group Holdings PCL - NVDR	513,400	141,621
Bumrungrad Hospital PCL - NVDR	22,400	77,545
Central Pattana PCL - NVDR	102,400	131,475
Charoen Pokphand Foods PCL - NVDR	204,000	150,245
CP ALL PCL - NVDR	294,200	543,856
Energy Absolute PCL - NVDR	98,300	100,830
Global Power Synergy PCL	42,200	72,959
Home Product Center PCL - NVDR	339,932	113,804
Indorama Ventures PCL - NVDR	97,000	62,786
IRPC PCL - NVDR	492,400	31,679
Kasikornbank PCL - NVDR	29,200	81,212
Kasikornbank PCL, Foreign Registered Shares	58,200	159,014
Krung Thai Bank PCL - NVDR	285,275	98,367
Land & Houses PCL - NVDR	601,300	121,354
Minor International PCL - NVDR	146,680	75,117
Osotspa PCL	81,600	88,602
PTT Exploration & Production PCL - NVDR	76,522	155,744
PTT Global Chemical PCL - NVDR	115,068	105,926
PTT PCL - NVDR	520,800	481,480
Siam Cement PCL - NVDR	43,200	423,870
Siam Commercial Bank PCL - NVDR	41,800	87,919
Srisawad Corp. PCL, NVDR	53,800	69,216
Thai Oil PCL - NVDR	51,600	47,712
Thai Union Group PCL - NVDR	231,400	96,076
TMB Bank PCL - NVDR(b)	3,289,649	88,074
True Corp. PCL - NVDR(b)	783,140	74,684

		4,833,471

Turkey — 0.1%
Akbank TAS(a)	148,211	124,451
Anadolu Efes Biracilik Ve Malt Sanayii AS	14,158	36,684
Arcelik AS(a)	20,968	42,711
BIM Birlesik Magazalar AS	17,408	132,009
Eregli Demir ve Celik Fabrikalari TAS	51,754	58,643
Ford Otomotiv Sanayi AS	2,700	20,050
Haci Omer Sabanci Holding AS	32,457	36,593
KOC Holding AS	17,992	36,381
TAV Havalimanlari Holding AS	2,171	5,410
Tupras Turkiye Petrol Rafinerileri AS(a)	5,076	57,767
Turk Hava Yollari AO(a)(b)	26,638	36,534
Turkcell Iletisim Hizmetleri AS	33,444	62,119
Turkiye Garanti Bankasi AS(a)	101,489	124,470
Turkiye Is Bankasi AS, Class C(a)	88,347	63,043

		836,865

21

Schedule of Investments (unaudited) (continued) March 31, 2020	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

United Arab Emirates — 0.2%
Abu Dhabi Commercial Bank PJSC	124,127	$154,919
Aldar Properties PJSC	145,452	60,013
DP World PLC	9,768	146,829
Dubai Islamic Bank PJSC	48,113	46,989
Emaar Malls PJSC	81,000	23,371
Emaar Properties PJSC	172,958	102,722
Emirates Telecommunications Group Co. PJSC	97,764	369,389
First Abu Dhabi Bank PJSC	142,970	368,628
NMC Health PLC(d)	4,556	—

		1,272,860

United Kingdom — 8.6%
3i Group PLC	43,600	422,468
Admiral Group PLC	8,358	230,180
Ashtead Group PLC	21,063	455,255
Associated British Foods PLC	15,914	356,469
AstraZeneca PLC	60,655	5,404,293
Auto Trader Group PLC(e)	41,090	222,042
Aveva Group PLC	2,132	91,857
Aviva PLC	171,940	565,296
BAE Systems PLC	157,440	1,011,555
Barclays PLC	768,964	873,875
Barratt Developments PLC	45,477	245,817
Berkeley Group Holdings PLC	6,196	276,549
BP PLC	930,160	3,814,534
British American Tobacco PLC	105,548	3,595,521
British Land Co. PLC(a)	47,803	199,347
BT Group PLC	404,794	588,799
Bunzl PLC	15,074	301,731
Burberry Group PLC	20,817	338,375
Centrica PLC	233,111	109,840
CNH Industrial NV	47,161	268,595
Coca-Cola European Partners PLC(b)	10,291	386,221
Compass Group PLC	75,013	1,168,710
Croda International PLC	6,884	363,183
DCC PLC	4,703	293,708
Diageo PLC	105,289	3,338,665
Direct Line Insurance Group PLC	67,525	246,514
easyJet PLC	9,017	62,484
Experian PLC	40,391	1,122,520
Fiat Chrysler Automobiles NV	50,913	363,455
G4S PLC	67,608	76,897
GlaxoSmithKline PLC	230,729	4,329,436
GVC Holdings PLC	32,677	226,345
Halma PLC	16,106	378,266
Hargreaves Lansdown PLC	17,098	290,510
HSBC Holdings PLC	935,798	5,253,354
Imperial Brands PLC	46,278	854,077
Informa PLC	55,451	302,025
InterContinental Hotels Group PLC	6,999	297,760
Intertek Group PLC	7,196	420,427
ITV PLC	151,643	124,443
J. Sainsbury PLC	102,198	264,428
JD Sports Fashion PLC	18,108	101,418
Johnson Matthey PLC	7,947	175,105

Security	Shares	Value

United Kingdom (continued)
Kingfisher PLC	97,026	$170,427
Land Securities Group PLC	31,499	217,214
Legal & General Group PLC	272,220	643,174
Lloyds Banking Group PLC	3,268,447	1,277,803
London Stock Exchange Group PLC	15,134	1,353,824
M&G PLC(a)	113,634	158,066
Marks & Spencer Group PLC	78,862	95,599
Meggitt PLC(a)	45,482	163,493
Melrose Industries PLC	219,125	243,499
Micro Focus International PLC	16,756	82,684
Mondi PLC	21,467	362,269
National Grid PLC	161,889	1,891,555
Next PLC	6,073	304,675
Ocado Group PLC(a)(b)	19,370	290,555
Pearson PLC	33,637	230,281
Persimmon PLC	15,288	361,388
Prudential PLC	121,803	1,526,172
Reckitt Benckiser Group PLC	32,612	2,484,238
RELX PLC	90,365	1,928,608
Rentokil Initial PLC	86,686	414,011
Rolls-Royce Holdings PLC(a)	79,034	334,033
Royal Bank of Scotland Group PLC	228,688	315,332
RSA Insurance Group PLC	43,531	227,163
Sage Group PLC	45,514	330,957
Schroders PLC	4,883	149,283
Segro PLC	52,735	498,524
Severn Trent PLC	12,635	357,658
Smith & Nephew PLC	40,422	712,095
Smiths Group PLC(a)	19,423	292,844
Spirax-Sarco Engineering PLC	3,836	385,107
SSE PLC	50,259	807,614
St. James’s Place PLC	24,806	231,637
Standard Chartered PLC	131,932	729,425
Standard Life Aberdeen PLC	126,751	349,808
Taylor Wimpey PLC	141,949	204,259
Tesco PLC	465,854	1,315,584
Unilever NV	67,685	3,326,801
Unilever PLC	51,282	2,586,161
United Utilities Group PLC	30,142	337,407
Vodafone Group PLC	1,246,545	1,724,525
Weir Group PLC	9,549	84,930
Whitbread PLC	5,911	219,071
WM Morrison Supermarkets PLC	100,540	219,645
WPP PLC	56,546	384,452

		70,136,199

United States — 0.2%
Bausch Health Cos., Inc.(a)	18,589	288,088
Carnival PLC(a)	13,152	156,980
CyberArk Software Ltd.(a)(b)	1,512	129,367
Ferguson PLC	11,299	698,645
James Hardie Industries PLC	19,561	227,117
JBS SA	44,275	173,313
Ovintiv, Inc.(b)	13,211	36,236

22

Schedule of Investments (unaudited) (continued) March 31, 2020	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Titan Cement International SA(a)	1,660	$19,408

		1,729,154

Zambia — 0.0%
First Quantum Minerals Ltd.	29,878	152,649

Total Common Stocks — 97.2% (Cost — $806,946,972)		788,310,947

Preferred Securities — 0.9%

Preferred Stocks — 0.9%

Brazil — 0.4%
Banco Bradesco SA, Preference Shares, 0.00%	187,798	750,672
Braskem SA, Preference ‘A’ Shares, Class A, 0.00%	11,000	36,454
Centrais Eletricas Brasileiras SA, Preference ‘B’ Shares, 0.00%	9,466	47,420
Cia Energetica de Minas Gerais, Preference Shares, 0.00%	34,268	58,761
Gerdau SA, Preference Shares, 0.00%	52,056	100,684
Itau Unibanco Holding SA, Preference Shares, 0.00%	226,033	1,004,427
Itausa - Investimentos Itau SA, Preference Shares, 0.00%	214,928	362,756
Lojas Americanas SA, Preference Shares, 0.00%	35,523	123,057
Petroleo Brasileiro SA, Preference Shares, 0.00%	199,531	537,218
Telefonica Brasil SA, Preference Shares, 0.00%	19,455	185,148

		3,206,597

Chile — 0.0%
Embotelladora Andina SA, Preference ‘B’ Shares, 0.00%	9,220	20,446
Sociedad Quimica y Minera de Chile SA, Preference ‘B’ Shares, 0.00%	4,912	112,140

		132,586

Colombia — 0.0%
Bancolombia SA, Preference Shares, 0.00%	21,944	148,562
Grupo Aval Acciones y Valores SA, Preference Shares, 0.00%	125,734	27,766

		176,328

Germany — 0.3%
Bayerische Motoren Werke AG, Preference Shares, 0.00%	3,454	146,468
Fuchs Petrolub SE, Preference Shares, 0.00%	3,377	120,460

Security	Shares	Value

Germany (continued)
Henkel AG & Co. KGaA, Preference Shares, 0.00%	7,710	$616,658
Porsche Automobil Holding SE, Preference Shares, 0.00%	6,300	263,342
Sartorius AG, Preference Shares, 0.00%	1,605	383,716
Volkswagen AG, Preference Shares, 0.00%	8,241	949,335

		2,479,979

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, 0.00%	365,695	174,746
Transneft PJSC, Preference Shares, 0.00%	32	59,482

		234,228

South Korea — 0.2%
Amorepacific Corp., Preference Shares, 0.00%	382	18,447
Hyundai Motor Co., Preference Shares, 0.00%	852	35,733
Hyundai Motor Co., Second Preference Shares, 0.00%	1,756	81,274
LG Chem Ltd., Preference Shares, 0.00%	179	21,526
LG Household & Health Care Ltd. Preference Shares, 0.00%	167	87,064
Samsung Electronics Co. Ltd., Preference Shares, 0.00%	36,548	1,191,012

		1,435,056

Total Preferred Stocks — 0.9%		7,664,774

Total Preferred Securities — 0.9% (Cost — $9,596,863)		7,664,774

Total Long-Term Investments — 98.1% (Cost — $816,543,835)		795,975,721

Short-Term Securities — 3.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.35%(f)(g)(h)	21,194,826	21,190,587
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.25%(f)(h)	4,117,496	4,117,496

Total Short-Term Securities — 3.1% (Cost — $25,306,521)		25,308,083

Total Investments — 101.2% (Cost — $841,850,356)		821,283,804

Liabilities in Excess of Other Assets — (1.2)%		(10,039,940)

Net Assets — 100.0%		$811,243,864

23

Schedule of Investments (unaudited) (continued) March 31, 2020	Total International ex U.S. Index Master Portfolio

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of the security was purchased with the cash collateral from loaned securities.
(h)

Investments in issuers considered to be an affiliate/affiliates of the Master Portfolio during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 12/31/19	Shares Purchased		Shares Sold		Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	18,171,935	3,022,891	(b)	—		21,194,826	$21,190,587	$62,498	(c)	$(9,962)	$(2,655)
BlackRock Cash Funds: Treasury, SL Agency Shares	13,177,912	—		(9,060,416	)(b)	4,117,496	4,117,496	27,170		—	—

							$25,308,083	$89,668		$(9,962)	$(2,655)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ADR	American Depositary Receipts

AGC	Assured Guarantee Corp.

ALL	Albanian Lek

CVR	LekCertificaten Van Aandelen (Dutch Certificate)

GDR	Global Depositary Receipt

JSC	Joint Stock Company

MSCI	Morgan Stanley Capital International

MTN	Medium-Term Note

NVDR	Non-voting Depository Receipts

PCL	Public Company Limited

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSX 60 Index	32	06/18/20	$926	$52,331
E-Mini MSCI EAFE Index	92	06/19/20	7,173	465,521
MSCI Emerging Markets Index	42	06/19/20	1,770	64,048

				$581,900

24

Schedule of Investments (unaudited) (continued) March 31, 2020	Total International ex U.S. Index Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Argentina	$278,658	$—	$—	$278,658
Australia	—	34,830,153	4,232	34,834,385
Austria	—	896,588	—	896,588
Belgium	—	4,591,355	—	4,591,355
Brazil	7,522,473	—	—	7,522,473
Canada	50,399,366	—	—	50,399,366
Chile	1,298,776	173,121	—	1,471,897
China	27,396,281	63,896,072	—	91,292,353
Colombia	347,585	129,555	—	477,140
Czech Republic	—	207,797	—	207,797
Denmark	—	11,666,497	—	11,666,497
Egypt	—	186,754	—	186,754
Finland	—	6,151,212	—	6,151,212
France	—	54,539,549	—	54,539,549
Germany	—	40,312,366	—	40,312,366
Greece	—	480,134	2	480,136
Hong Kong	53,604	18,494,768	—	18,548,372
Hungary	—	565,871	—	565,871
India	1,332,142	16,057,361	—	17,389,503
Indonesia	—	3,364,425	—	3,364,425
Ireland	915,388	2,124,660	—	3,040,048
Israel	1,312,591	1,762,367	—	3,074,958
Italy	—	10,144,615	—	10,144,615
Japan	175,541	138,163,339	—	138,338,880

25

Schedule of Investments (unaudited) (continued) March 31, 2020	Total International ex U.S. Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stock (continued):
Luxembourg	$—	$951,013	$—	$951,013
Macau	—	1,060,108	—	1,060,108
Malaysia	91,815	$4,189,091	—	4,280,906
Mexico	4,141,844	—	—	4,141,844
Netherlands	2,802,547	20,468,921	—	23,271,468
New Zealand	—	1,579,175	—	1,579,175
Norway	—	2,928,322	—	2,928,322
Pakistan	6,277	79,949	—	86,226
Peru	715,681	—	—	715,681
Philippines	—	1,721,738	—	1,721,738
Poland	—	1,613,227	—	1,613,227
Portugal	—	1,063,248	—	1,063,248
Qatar	—	2,069,906	—	2,069,906
Romania	90,153	—	—	90,153
Russia	191,695	6,867,161	—	7,058,856
Saudi Arabia	439,112	5,215,350	—	5,654,462
Singapore	—	6,337,590	—	6,337,590
South Africa	928,817	7,829,171	—	8,757,988
South Korea	—	24,559,290	—	24,559,290
Spain	50,554	13,534,143	—	13,584,697
Sweden	—	13,337,679	—	13,337,679
Switzerland	—	57,613,944	—	57,613,944
Taiwan	—	27,097,030	—	27,097,030
Thailand	—	4,833,471	—	4,833,471
Turkey	168,543	668,322	—	836,865
United Arab Emirates	—	1,272,860	—	1,272,860
United Kingdom	386,221	69,749,978	—	70,136,199
United States	627,004	1,102,150	—	1,729,154
Zambia	152,649	—	—	152,649
Preferred Securities(a)	3,515,510	4,149,264	—	7,664,774
Short-Term Securities	25,308,083	—	—	25,308,083

	$130,648,910	$690,630,660	$4,234	$821,283,804

Derivative Financial Instruments(b)
Assets:
Equity contracts	$581,900	$—	$—	$581,900

(a)	See above Schedule of Investments for values in each country.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

26